UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-4997

Exact name of registrant as specified in charter:
Delaware Group Equity Funds V

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: November 30

Date of reporting period: May 31, 2007

Item 1. Reports to Stockholders

Semiannual Report	Delaware
Small Cap Core Fund

May 31, 2007

                                            Core equity mutual fund

> Disclosure of Fund expenses	1
> Sector allocation and top 10 holdings	2
> Statement of net assets	3
> Statement of operations	6
> Statements of changes in net assets	7
> Financial highlights	8
> Notes to financial statements	12
> Other Fund information	16
> About the organization	18

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2007 Delaware Distributors, L.P.

Disclosure of Fund expenses

For the period December 1, 2006 to May 31, 2007

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2006 to May 31, 2007.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Small Cap Core Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	12/1/06 to
	12/1/06	5/31/07	Ratio	5/31/07*
Actual Fund Return
Class A	$1,000.00	$1,088.40	1.27%	$ 6.61
Class C	1,000.00	1,083.60	2.02%	10.49
Class R	1,000.00	1,087.00	1.52%	7.91
Institutional Class	1,000.00	1,089.90	1.02%	5.31
With hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.60	1.27%	$ 6.39
Class C	1,000.00	1,014.86	2.02%	10.15
Class R	1,000.00	1,017.35	1.52%	7.64
Institutional Class	1,000.00	1,019.85	1.02%	5.14

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Sector allocation and top 10 holdings

Delaware Small Cap Core Fund

As of May 31, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets
Common Stock	97.73%
Basic Materials	5.14%
Business Services	7.05%
Capital Goods	10.51%
Consumer Discretionary	6.55%
Consumer Services	3.64%
Consumer Staples	1.88%
Credit Cyclicals	0.67%
Energy	5.86%
Financials	13.19%
Health Care	12.85%
Media	1.64%
Real Estate	5.64%
Technology	20.08%
Transportation	1.72%
Utilities	1.31%
Repurchase Agreements	0.95%
Total Value of Securities	98.68%
Receivables and Other Assets Net of Liabilities	1.32%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Century Aluminum	0.95%
Genlyte Group	0.92%
Ferro	0.87%
Waddell & Reed Financial Class A	0.85%
Universal Compression Holdings	0.83%
Nationwide Health Properties	0.82%
Lincoln Electric Holdings	0.81%
Dobson Communications Class A	0.79%
Hercules Offshore	0.79%
RLI	0.79%

Statement of net assets

Delaware Small Cap Core Fund

May 31, 2007 (Unaudited)

	Number of
	Shares	Value
Common Stock – 97.73%
Basic Materials – 5.14%
†Century Aluminum	16,550	$ 932,426
Chaparral Steel	6,550	479,460
Chesapeake	31,800	425,166
Cytec Industries	10,200	606,390
Ferro	36,050	856,909
Georgia Gulf	16,650	287,379
†PolyOne	86,900	619,597
†Rockwood Holdings	13,150	421,984
Wausau Paper	31,750	434,658
		5,063,969
Business Services – 7.05%
Administaff	12,850	468,511
†AMN Healthcare Services	17,250	388,470
Arbitron	7,950	416,262
†FTI Consulting	18,800	697,104
†Harris Interactive	91,400	510,926
Healthcare Services Group	17,500	487,725
†Heidrick & Struggles International	9,050	441,097
†Kforce	40,900	657,263
McGrath RentCorp	21,500	669,295
†NutriSystem	7,050	461,916
UniFirst	9,300	388,368
†United Stationers	11,150	748,054
†Williams Scotsman International	26,600	610,736
		6,945,727
Capital Goods – 10.51%
AAON	10,900	323,839
Acuity Brands	11,800	716,378
Applied Industrial Technologies	20,500	599,830
Barnes Group	25,150	741,674
†Columbus McKinnon	22,800	684,000
Crane	10,650	465,299
DRS Technologies	10,500	539,175
†Genlyte Group	10,450	910,403
†Innovative Solutions & Support	18,950	498,006
Insteel Industries	20,550	375,243
†Kadant	21,100	629,835
Lawson Products	12,400	456,692
Lincoln Electric Holdings	11,350	797,791
LSI Industries	25,600	390,656
Lufkin Industries	11,950	763,725
†Rofin-Sinar Technologies	10,650	718,875
†URS	14,600	734,088
		10,345,509
Consumer Discretionary – 6.55%
†Aeropostale	14,600	675,979
†Charlotte Russe Holding	19,050	530,543
†Charming Shoppes	51,600	642,936
†DSW Class A	13,450	514,059
†Guitar Center	9,050	485,352
†Jos A Bank Clothiers	14,700	618,723
Phillips-Van Heusen	11,000	672,320
†Quiksilver	49,300	695,622
Stage Stores	32,100	670,890
†True Religion Apparel	23,850	447,665
†Wet Seal	80,050	498,712
		6,452,801
Consumer Services – 3.64%
†AFC Enterprises	19,500	379,665
†Buffalo Wild Wings	7,000	599,270
CKE Restaurants	34,250	746,308
IHOP	10,900	633,835
†Papa John’s International	21,100	653,045
†Shuffle Master	29,800	573,054
		3,585,177
Consumer Staples – 1.88%
Casey’s General Stores	26,050	703,611
Longs Drug Stores	12,400	710,272
Nu Skin Enterprises Class A	25,150	441,131
		1,855,014
Credit Cyclicals – 0.67%
†Tenneco	20,100	655,461
		655,461
Energy – 5.86%
†Bristow Group	13,850	682,251
†Hercules Offshore	22,300	778,939
†Oil States International	16,500	642,345
Penn Virginia	9,050	722,190
†Petrohawk Energy	44,250	721,275
†Petroquest Energy	40,500	573,480
St. Mary Land & Exploration	10,450	390,412
†Universal Compression Holdings	11,000	817,410
World Fuel Services	10,900	445,919
		5,774,221
Financials – 13.19%
ADVANTA	12,300	618,198
Bancfirst	10,750	464,078
BankUnited Financial Class A	32,250	739,169
Center Financial	26,050	448,581
Citizens Republic Bancorp	23,745	452,105
City Bank	13,100	426,012
City Holding	12,850	489,714
†CompuCredit	20,300	747,445
†Cowen Group	21,750	387,803
Dime Community Bancshares	35,950	485,325
Employers Holdings	21,450	454,740
FBL Financial Group Class A	16,100	619,528
First Place Financial - Ohio	26,100	545,751
†FirstFed Financial	11,250	725,287
MainSource Financial Group	22,350	383,303
Max Capital Group	13,700	389,217
Provident Bankshares	17,000	568,650
RLI	13,500	775,574

(continues)     3

Statement of net assets

Delaware Small Cap Core Fund

	Number of
	Shares	Value
Common Stock (continued)
Financials (continued)
South Financial Group	20,450	$ 486,710
TierOne	12,500	391,125
†Triad Guaranty	12,650	564,064
Trustmark	17,200	463,024
†United America Indemnity	21,450	536,036
Waddell & Reed Financial Class A	32,100	832,673
		12,994,112
Health Care – 12.85%
Alberto-Culver	15,950	396,198
†Align Technology	18,700	426,173
†Alkermes	31,500	505,890
†Applera-Celera Genomics	43,300	578,055
†Bio-Rad Laboratories Class A	6,600	493,020
†Candela	34,200	384,408
†Cardiome Pharma	25,500	251,175
†Digene	12,500	556,250
†Eurand	20,150	311,116
†Gen-Probe	10,500	567,945
†Geron	45,900	423,198
†Healthways	11,850	552,447
†Medarex	36,900	590,031
Mentor	15,200	614,688
†MGI PHARMA	23,900	510,982
†Noven Pharmaceuticals	18,400	431,480
†Panacos Pharmaceutic	73,400	306,812
PolyMedica	10,750	437,095
†Progenics Pharmaceuticals	16,100	344,379
†Psychiatric Solutions	16,750	653,584
†Res-Care	20,800	430,560
†Sciele Pharma	20,400	504,288
†Sun Healthcare Group	27,000	386,100
†Techne	7,250	432,753
†Telik	55,550	333,300
†United Therapeutics	10,150	669,798
Vital Signs	9,650	561,534
		12,653,259
Media – 1.64%
Entercom Communications Class A	15,900	422,940
infoUSA	48,900	522,252
†National CineMedia	11,700	334,035
†Scholastic	10,650	338,351
		1,617,578
Real Estate – 5.64%
Equity Inns	33,050	660,670
First Industrial Realty Trust	16,500	735,900
First Potomac Realty Trust	19,250	481,250
Home Properties	10,250	590,400
Maguire Properties	12,350	446,206
Nationwide Health Properties	26,100	810,926
Pennsylvania Real Estate Investment Trust	12,400	589,372
Senior Housing Properties Trust	28,800	676,800
Sovran Self Storage	10,650	567,432
		5,558,956
Technology – 20.08%
†Anixter International	7,500	553,950
†Aspen Technology	49,300	732,597
†Blackboard	9,450	388,868
†Cymer	15,700	630,198
†DealerTrack Holdings	11,050	398,795
†Digital River	7,650	393,363
†Dionex	9,950	705,454
†Dobson Communications Class A	73,600	782,367
†EarthLink	44,950	372,186
†FormFactor	11,950	475,371
†Harris Stratex Networks Class A	27,600	471,960
†j2 Global Communications	21,650	721,594
†Kulicke & Soffa Industries	61,150	585,206
†Lawson Software	72,700	667,386
†MIPS Technologies	63,400	560,456
†MTC Technologies	16,750	349,573
†Netgear	11,250	419,738
†OmniVision Technologies	34,200	554,040
†ON Semiconductor	50,500	542,370
†Palm	23,150	377,114
†Photronics	33,800	496,860
†Progress Software	21,100	693,345
Quality Systems	9,300	380,835
†RadiSys	29,550	399,516
†Secure Computing	46,900	357,378
†SI International	16,500	520,575
†Smith Micro Software	39,000	613,470
†Spansion Class A	33,250	361,760
†SPSS	11,650	512,717
†Synaptics	21,850	689,585
†Tekelec	41,500	622,500
†Tessera Technologies	13,100	595,657
TheStreet.com	33,700	392,268
†TTM Technologies	30,500	337,330
United Online	30,850	526,301
†Universal Electronics	17,500	586,250
†Viasat	20,550	665,615
†Wind River Systems	31,750	336,868
		19,771,416
Transportation – 1.72%
Arkansas Best	10,900	450,061
†HUB Group	17,350	641,603
Pacer International	22,250	598,970
		1,690,634
Utilities – 1.31%
Black Hills	14,800	606,652
Otter Tail	20,900	683,430
		1,290,082
Total Common Stock (cost $88,933,664)		96,253,916

	Principal
	Amount	Value
Repurchase Agreements – 0.95%
With BNP Paribas 5.05% 6/1/07 (dated
5/31/07, to be repurchased at
$544,476 collateralized by $180,900
U.S. Treasury Notes 2.75% due
8/15/07, market value $181,909,
$187,700 U.S. Treasury Notes
3.50% due 2/15/10, market value
$183,561, $75,900 U.S. Treasury
Notes 4.50% due 2/15/09, market
value $76,416 and $111,200 U.S.
Treasury Notes 6.125% due 8/15/07,
market value $113,476)	$544,400	$ 544,400
With Cantor Fitzgerald 5.05% 6/1/07
(dated 5/31/07, to be repurchased at
$268,338 collateralized by $178,900
U.S. Treasury Notes 3.625% due
7/15/09, market value $176,889
and $96,600 U.S. Treasury Notes
4.875% due 4/30/08, market value
$96,826)	268,300	268,300
With UBS Warburg 5.04% 6/1/07
(dated 5/31/07, to be repurchased
at $119,317, collateralized by
$119,700 U.S. Treasury Notes
4.75% due 12/31/08, market value
$121,725)	119,300	119,300
Total Repurchase Agreements
(cost $932,000)		932,000

Total Value of Securities – 98.68%
(cost $89,865,664)		97,185,916
Receivables and Other Assets Net of
Liabilities – 1.32%		1,298,157
Net Assets Applicable to 7,193,087
Shares Outstanding – 100.00%		$98,484,073

Net Asset Value – Delaware Small Cap Core Fund
Class A ($42,371,036 / 3,088,955 Shares)		$13.72
Net Asset Value – Delaware Small Cap Core Fund
Class C ($18,379,859 / 1,358,310 Shares)		$13.53
Net Asset Value – Delaware Small Cap Core Fund
Class R ($1,456,065 / 106,543 Shares)		$13.67
Net Asset Value – Delaware Small Cap Core Fund
Institutional Class ($36,277,113 / 2,639,279 Shares)		$13.75

Components of Net Assets at May 31, 2007:
Shares of beneficial interest
(unlimited authorization - no par)		$87,769,477
Accumulated net realized gain on investments		3,394,344
Net unrealized appreciation of investments		7,320,252
Total net assets		$98,484,073

†Non-income producing security for the period ended May 31, 2007.

Net Asset Value and Offering Price per Share –
Delaware Small Cap Core Fund
Net asset value Class A (A)		$13.72
Sales charge (5.75% of offering price) (B)		0.84
Offering price		$14.56

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchase of $50,000 or more.

See accompanying notes

Statement of operations

Delaware Small Cap Core Fund

Six Months Ended May 31, 2007 (Unaudited)

Investment Income:
Dividends	$346,137
Interest	52,846	$398,983

Expenses:
Management fees	256,994
Distribution expenses – Class A	49,049
Distribution expenses – Class C	74,721
Distribution expenses – Class R	2,354
Dividend disbursing and transfer agent fees and expenses	70,873
Registration fees	29,067
Accounting and administration expenses	13,706
Audit and tax	5,879
Reports and statements to shareholders	5,185
Trustees’ fees and benefits	1,916
Legal fees	1,878
Pricing fees	1,234
Insurance fees	1,168
Consulting fees	335
Dues and services	251
Custodian fees	236
Trustees’ expenses	110
Taxes (other than taxes on income)	33	514,989
Less expenses absorbed or waived		(40,174)
Less waived distribution expenses – Class A		(8,175)
Less waived distribution expenses – Class R		(388)
Less expense paid indirectly		(124)
Total operating expenses		466,128
Net Investment Loss		(67,145)

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments		3,488,717
Net change in unrealized appreciation/depreciation of investments		3,680,846
Net Realized and Unrealized Gain on Investments		7,169,563

Net Increase in Net Assets Resulting from Operations		$7,102,418

See accompanying notes

Statements of changes in net assets

Delaware Small Cap Core Fund

	Six Months	Year
	Ended	Ended
	5/31/07	11/30/06
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income loss	$ (67,145)	$ (46,670)
Net realized gain on investments	3,488,717	1,809,516
Net change in unrealized appreciation/depreciation of investments	3,680,846	2,920,035
Net increase in net assets resulting from operations	7,102,418	4,682,881

Dividends and Distributions to Shareholders from:
Net investment income:
Institutional Class	—	(17,577)

Net realized gain on investments:
Class A	(868,325)	(87,278)
Class C	(403,007)	(26,712)
Class R	(7,399)	—
Institutional Class	(501,650)	(134,760)
	(1,780,381)	(266,327)

Capital Share Transactions:
Proceeds from shares sold:
Class A	17,509,867	21,560,413
Class C	6,419,029	10,578,306
Class R	1,414,993	258,219
Institutional Class	19,435,515	7,820,895

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	774,260	70,540
Class C	374,810	24,266
Class R	7,399	—
Institutional Class	501,495	152,337
	46,437,368	40,464,976
Cost of shares repurchased:
Class A	(3,445,634)	(2,172,311)
Class C	(1,185,070)	(472,381)
Class R	(273,876)	(51,844)
Institutional Class	(1,065,210)	(864,699)
	(5,969,790)	(3,561,235)
Increase in net assets derived from capital share transactions	40,467,578	36,903,741
Net Increase in Net Assets	45,789,615	41,320,295

Net Assets:
Beginning of period	52,694,458	11,374,163
End of period (there was no undistributed net investment income at period and year end)	$98,484,073	$52,694,458

See accompanying notes

Financial highlights

Delaware Small Cap Core Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	5/31/07[1]	11/30/06	11/30/05	11/30/04	11/30/03	11/30/02
	(Unaudited)
Net asset value, beginning of period	$13.030	$11.380	$14.600	$13.080	$10.290	$11.130

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.007)	(0.015)	0.022	0.026	0.036	0.079
Net realized and unrealized gain on investments	1.117	1.895	1.035	2.481	3.350	0.069
Total from investment operations	1.110	1.880	1.057	2.507	3.386	0.148

Less dividends and distributions from:
Net investment income	—	—	(0.025)	(0.044)	(0.075)	(0.108)
Net realized gain on investments	(0.420)	(0.230)	(4.252)	(0.943)	(0.521)	(0.880)
Total dividends and distributions	(0.420)	(0.230)	(4.277)	(0.987)	(0.596)	(0.988)

Net asset value, end of period	$13.720	$13.030	$11.380	$14.600	$13.080	$10.290

Total return[3]	8.84%	16.83%	9.04%	20.62%	35.19%	1.08%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$42,371	$25,220	$3,863	$20	$13	$—
Ratio of expenses to average net assets	1.27%	1.26%	1.02%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.43%	1.73%	2.53%	1.30%	1.34%	1.34%
Ratio of net investment income (loss) to average net assets	(0.11% )	(0.13% )	0.20%	0.20%	0.33%	0.74%
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expense paid indirectly	(0.27% )	(0.60% )	(1.31% )	(0.35% )	(0.26% )	0.15%
Portfolio turnover	117%	121%	104%	136%	44%	76%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware Small Cap Core Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months	Year	8/1/05[2]
	Ended	Ended	to
	5/31/07[1]	11/30/06	11/30/05
	(Unaudited)
Net asset value, beginning of period	$12.910	$11.360	$11.590

Income (loss) from investment operations:
Net investment loss[3]	(0.053)	(0.106)	(0.021)
Net realized and unrealized gain (loss) on investments	1.093	1.886	(0.209)
Total from investment operations	1.040	1.780	(0.230)

Less dividends and distributions from:
Net realized gain on investments	(0.420)	(0.230)	—
Total dividends and distributions	(0.420)	(0.230)	—

Net asset value, end of period	$13.530	$12.910	$11.360

Total return[4]	8.36%	15.97%	(1.98% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$18,380	$11,777	$866
Ratio of expenses to average net assets	2.02%	2.01%	2.00%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	2.13%	2.43%	5.14%
Ratio of net investment loss to average net assets	(0.86% )	(0.88% )	(0.56% )
Ratio of net investment loss to average net assets
prior to expense limitation and expense paid indirectly	(0.97% )	(1.30% )	(3.71% )
Portfolio turnover	117%	121%	104% [5]

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.
[5] The portfolio turnover is representative for the entire Fund for the year ended November 30, 2005.

See accompanying notes

(continues)     9

Financial highlights

Delaware Small Cap Core Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months	Year
	Ended	Ended
	5/31/07[1]	11/30/06[2]
	(Unaudited)
Net asset value, beginning of period	$13.000	$11.360

Income (loss) from investment operations:
Net investment loss[3]	(0.022)	(0.047)
Net realized and unrealized gain on investments	1.112	1.917
Total from investment operations	1.090	1.870

Less dividends and distributions from:
Net realized gain on investments	(0.420)	(0.230)
Total dividends and distributions	(0.420)	(0.230)

Net asset value, end of period	$13.670	$13.000

Total return[4]	8.70%	16.78%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,456	$215
Ratio of expenses to average net assets	1.52%	1.51%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.73%	2.03%
Ratio of net investment loss to average net assets	(0.36% )	(0.38% )
Ratio of net investment loss to average net assets
prior to expense limitation and expense paid indirectly	(0.57% )	(0.90% )
Portfolio turnover	117%	121%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 As of November 30, 2005, the Delaware Small Cap Core Fund Class R had one share outstanding, representing the initial seed purchase. Shareholder data for this class prior to December 1, 2005 is not disclosed because management does not believe it to be meaningful.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware Small Cap Core Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	5/31/07[1]	11/30/06	11/30/05	11/30/04	11/30/03	11/30/02
	(Unaudited)
Net asset value, beginning of period	$13.040	$11.390	$14.600	$13.080	$10.290	$11.130

Income from investment operations:
Net investment income[2]	0.009	0.015	0.031	0.026	0.036	0.079
Net realized and unrealized gain on investments	1.121	1.895	1.036	2.481	3.350	0.069
Total from investment operations	1.130	1.910	1.067	2.507	3.386	0.148

Less dividends and distributions from:
Net investment income	—	(0.030)	(0.025)	(0.044)	(0.075)	(0.108)
Net realized gain on investments	(0.420)	(0.230)	(4.252)	(0.943)	(0.521)	(0.880)
Total dividends and distributions	(0.420)	(0.260)	(4.277)	(0.987)	(0.596)	(0.988)

Net asset value, end of period	$13.750	$13.040	$11.390	$14.600	$13.080	$10.290

Total return[3]	8.99%	17.13%	9.14%	20.62%	35.19%	1.08%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$36,277	$15,482	$6,645	$4,765	$3,948	$2,921
Ratio of expenses to average net assets	1.02%	1.01%	0.94%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.13%	1.43%	2.23%	1.00%	1.04%	1.04%
Ratio of net investment income to average net assets	0.14%	0.12%	0.28%	0.20%	0.33%	0.74%
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expense paid indirectly	0.03%	(0.30% )	(1.01% )	(0.05% )	0.04%	0.45%
Portfolio turnover	117%	121%	104%	136%	44%	76%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Notes to financial statements

Delaware Small Cap Core Fund

May 31, 2007 (Unaudited)

Delaware Group Equity Funds V (the “Trust”) is organized as a Delaware statutory trust and offers three series: Delaware Dividend Income Fund, Delaware Small Cap Core Fund and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Small Cap Core Fund (the “Fund”). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the Fund net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on May 31, 2008. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on

1. Significant Accounting Policies (continued)

the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $305 for the six months ended May 31, 2007. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Effective April 1, 2007, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations [collectively, non-routine expenses]) from exceeding 1.05% of average daily net assets of the Fund through March 31, 2008. Prior to April 1, 2007, annual operating expenses were limited to 1.00% of average daily net assets of the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund’s average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares and 0.60% of the average daily net assets of the Class R shares. DDLP has contracted to waive distribution and service fees through March 31, 2008 in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets. Institutional Class shares pay no distribution and services expenses.

At May 31, 2007, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$51,637
Dividend disbursing, transfer agent, accounting
and administration fees and other expenses
payable to DSC	18,437
Distribution fees payable to DDLP	24,009
Other expenses payable to DMC and affiliates*	14,172

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2007, the Fund was charged $1,667 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended May 31, 2007, DDLP earned $24,596 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2007, DDLP received gross CDSC commissions of $3, and $1,351 on redemption of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2007, the Fund made purchases of $77,992,921 and sales of $39,306,046 of investment securities other than short-term investments.

At May 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2007, the cost of investments was $89,955,083. At May 31, 2007, the net unrealized appreciation was $7,230,833 of which $9,324,051 related to unrealized appreciation of investments and $2,093,218 related to unrealized depreciation of investments.

(continues)     13

Notes to financial statements

Delaware Small Cap Core Fund

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2007 and the year ended November 30, 2006 was as follows:

	Six Months	Year
	Ended	Ended
	5/31/07*	11/30/06
Ordinary income	$990,957	$204,444
Long-term capital gain	789,424	61,883
Total	$1,780,381	$266,327

*Tax information for the period ended May 31, 2007 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of May 31, 2007, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$87,769,477
Undistributed ordinary income	2,538,975
Undistributed long-term capital gain	944,788
Unrealized appreciation of investments	7,230,833
Net assets	$98,484,073

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses and dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the six months ended May 31, 2007, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$67,145
Accumulated net realized gain (loss)	(67,145)

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	5/31/07	11/30/06
Shares sold:
Class A	1,361,194	1,767,689
Class C	509,201	872,680
Class R	110,615	20,770
Institutional Class	1,494,258	658,523

Shares issued upon reinvestment of
dividends and distributions:
Class A	62,038	6,253
Class C	30,324	2,157
Class R	594	—
Institutional Class	40,120	13,517
	3,608,344	3,341,589

Shares repurchased:
Class A	(269,192)	(178,469)
Class C	(93,499)	(38,810)
Class R	(21,200)	(4,237)
Institutional Class	(81,972)	(68,557)
	(465,863)	(290,073)
Net increase	3,142,481	3,051,516

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (the “Participants”), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of May 31, 2007, or at any time during the period then ended.

8. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

8. Credit and Market Risk (continued)

The Fund invests in real estate investment trusts (REITs) and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six ended May 31, 2007. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. At May 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

Other Fund information

Delaware Small Cap Core Fund

Board Consideration of Delaware Small Cap Core Fund Investment Advisory Agreement

At a meeting held on May 16-17, 2007 (the “Annual Meeting”), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Small Cap Core Fund (the “Fund”). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the level of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Meeting, the Board separately received and reviewed in mid-January 2007 independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Board requested and received certain information regarding management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to fully invest in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with independent counsel. While attention was given to all information furnished, the following discusses under separate headings the primary factors taken into account by the Board in its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board Meetings covering matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board noted that it was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s commitment to maintain a high level of service and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. During 2006 management conducted extensive research into alternatives that could further improve the quality and cost of delivering investment accounting services to the Fund. The Board noted the extent of benefits provided to Fund shareholders for being part of the Delaware Investments® Family of Funds, including the privilege to exchange fund investments between the same class of shares without a sales charge, the ability to reinvest Fund dividends into other funds and the privilege to combine holdings in other funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Fund. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the poorest/ worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one, three and five year periods ended December 31, 2006. The Board also considered comparative annualized performance for the Fund for the same periods ended October 31, 2006. The performance comparison presented below is based upon the December 31, 2006 information. The Board noted its objective that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional small-cap core funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one and three year periods was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the five year period was in the first quartile. The Board was pleased with managements efforts to increase portfolio management depth, noting particularly the recent hire of a new head of the equity department. The Board was satisfied with performance.

Board Consideration of Delaware Small Cap Core Fund Investment Advisory Agreement (continued)

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds as of October 31, 2006. Management provided the Board with information on pricing levels and fee structures for the Fund. The Board focused particularly on the comparative analysis of the effective management fees and total expense ratios of the Fund and the effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and compared total expenses including 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Fund’s total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fees and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments® Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure, approved by the Board and shareholders and again reviewed by the Board this year, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. This results in a lower advisory fee than would otherwise be the case on all assets when those asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

About the organization

This semiannual report is for the information of Delaware Small Cap Core Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Small Cap Core Fund and the Delaware Investments® Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O’Connor
Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund’s Web site at http://www.delawareinvestments.com; and (iii) on the Commission’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

18

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(1949)	Printed in the USA
SA-480 [5/07] CGI 7/07	MF-07-06-118 PO12003

Semiannual Report	Delaware
Small Cap Value Fund

May 31, 2007

                                              Value equity mutual fund

> Disclosure of Fund expenses	1
> Sector allocation and top 10 holdings	2
> Statement of net assets	3
> Statement of operations	6
> Statements of changes in net assets	7
> Financial highlights	8
> Notes to financial statements	13
> Other Fund information	17
> About the organization	19

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2007 Delaware Distributors, L.P.

Disclosure of Fund expenses

For the period December 1, 2006 to May 31, 2007

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2006 to May 31, 2007.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Small Cap Value Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	12/1/06 to
	12/1/06	5/31/07	Ratio	5/31/07*
Actual Fund Return
Class A	$1,000.00	$1,099.10	1.36%	$ 7.12
Class B	1,000.00	1,095.10	2.11%	11.02
Class C	1,000.00	1,095.20	2.11%	11.02
Class R	1,000.00	1,097.80	1.61%	8.42
Institutional Class	1,000.00	1,100.60	1.11%	5.81
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,018.15	1.36%	$ 6.84
Class B	1,000.00	1,014.41	2.11%	10.60
Class C	1,000.00	1,014.41	2.11%	10.60
Class R	1,000.00	1,016.90	1.61%	8.10
Institutional Class	1,000.00	1,019.40	1.11%	5.59

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182/365 (to reflect the one-half year period).

1

Sector allocation and top 10 holdings

Delaware Small Cap Value Fund

As of May 31, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

	Percentage
Sector	of Net Assets
Common Stock	98.69%
Basic Industry	8.99%
Business Services	2.31%
Capital Spending	9.41%
Consumer Cyclical	2.71%
Consumer Services	16.22%
Consumer Staples	2.35%
Energy	6.29%
Financial Services	16.52%
Health Care	6.41%
Real Estate	4.10%
Technology	16.12%
Transportation	3.80%
Utilities	3.46%
Repurchase Agreements	1.58%
Securities Lending Collateral	19.07%
Fixed Rate Notes	7.99%
Variable Rate Notes	11.08%
Total Value of Securities	119.34%
Obligation to Return Securities Lending Collateral	(19.07%	)
Liabilities Net of Receivables and Other Assets	(0.27%	)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Percentage
Top 10 Holdings	of Net Assets
CommScope	1.53%
Colonial BancGroup	1.51%
Emulex	1.44%
Wabtec	1.39%
W-H Energy Services	1.39%
Service International	1.38%
Pediatrix Medical Group	1.38%
Bank of Hawaii	1.35%
Brink’s	1.34%
Compuware	1.32%

2

Statement of net assets

Delaware Small Cap Value Fund

May 31, 2007 (Unaudited)

	Number of
	Shares	Value
Common Stock – 98.69%
Basic Industry – 8.99%
Albemarle	212,400	$ 8,631,936
Arch Coal	144,700	5,842,986
Bowater	253,400	5,268,186
†Crown Holdings	386,300	9,630,459
FMC	95,900	8,022,994
†Griffon	202,860	4,734,752
IPSCO	40,500	6,367,815
*Quanex	173,400	8,312,796
*Spartech	82,200	2,202,960
*Texas Industries	76,700	6,671,366
Valspar	213,900	6,179,571
		71,865,821
Business Services – 2.31%
*Brink’s	162,300	10,700,439
*†United Stationers	115,859	7,772,980
		18,473,419
Capital Spending – 9.41%
*Actuant Class A	161,600	8,989,808
†Casella Waste Systems	345,700	3,705,904
†Gardner Denver	185,200	7,628,388
Gibraltar Industries	173,314	3,733,184
Harsco	197,600	10,524,176
†Insituform Technologies Class A	119,000	2,509,710
*Mueller Industries	187,900	6,574,621
*Mueller Water Products Class B	171,688	2,721,255
Timken	171,900	6,044,004
*†Trimas	73,100	916,674
Wabtec	283,700	11,109,691
Walter Industries	182,800	5,884,332
*†Williams Scotsman International	215,900	4,957,064
		75,298,811
Consumer Cyclical – 2.71%
*Beazer Homes USA	208,500	7,458,045
Furniture Brands International	153,800	2,230,100
*MDC Holdings	158,200	8,596,588
†WCI Communities	163,600	3,425,784
		21,710,517
Consumer Services – 16.22%
Applebee’s International	322,800	8,457,360
*Belo Class A	208,300	4,630,509
Borders Group	325,700	7,259,853
Brunswick	185,300	6,379,879
*Cato Class A	326,300	7,097,025
†CEC Entertainment	142,300	5,509,856
*Christopher & Banks	121,800	2,300,802
†Dollar Tree Stores	245,000	10,365,950
*Kenneth Cole Productions Class A	126,900	3,172,500
*Men’s Wearhouse	153,900	8,209,026
Meredith	97,600	6,071,696
PETsMART	170,300	5,827,666
Ross Stores	238,100	7,819,204
*Ruby Tuesday	323,800	8,927,166
*Stage Stores	336,750	7,038,075
*Thor Industries	111,800	4,872,244
*†Timberland Class A	160,900	4,399,006
Tuesday Morning	233,900	3,260,566
†Warnaco Group	104,200	3,583,438
*Wolverine World Wide	224,350	6,512,881
†Zale	298,300	8,012,338
		129,707,040
Consumer Staples – 2.35%
American Greetings Class A	210,600	5,519,826
†Constellation Brands Class A	244,200	5,934,060
Del Monte Foods	607,200	7,316,760
		18,770,646
Energy – 6.29%
†Grey Wolf	667,400	5,285,808
†Newfield Exploration	186,900	8,978,676
Southwest Gas	195,600	7,464,096
†TODCO	144,300	7,137,078
*†W-H Energy Services	174,000	11,101,200
†Whiting Petroleum	233,500	10,355,725
		50,322,583
Financial Services – 16.52%
Bank of Hawaii	202,200	10,819,722
BankUnited Financial Class A	322,900	7,400,868
Berkley (W.R.)	309,200	10,185,048
*Boston Private Financial Holdings	289,300	8,190,083
Colonial BancGroup	479,100	12,092,484
*First Midwest Bancorp	131,400	4,834,206
*Greater Bay Bancorp	298,200	8,322,762
*Harleysville Group	124,300	3,761,318
*Independent Bank	100,300	2,971,889
*Infinity Property & Casualty	127,000	6,709,410
NBT Bancorp	143,600	3,245,360
Platinum Underwriters Holdings	266,200	9,167,928
Protective Life	137,900	6,899,137
Provident Bankshares	261,200	8,737,140
*Selective Insurance Group	299,800	8,205,526
StanCorp Financial Group	148,500	7,552,710
Sterling Financial	264,968	8,012,632
†Triad Guaranty	113,100	5,043,129
		132,151,352
Health Care – 6.41%
†Community Health Systems	164,500	6,270,740
*Owens & Minor	223,600	7,937,800
†Pediatrix Medical Group	190,900	10,999,658
Service International	790,500	11,051,190
STERIS	267,100	8,031,697
Universal Health Services Class B	112,900	6,976,091
		51,267,176
Real Estate – 4.10%
*Ashford Hospitality Trust	400,200	4,966,482
*Brandywine Realty Trust	318,937	10,145,386

(continues)     3

Statement of net assets

Delaware Small Cap Value Fund

	Number of
	Shares	Value
Common Stock (continued)
Real Estate (continued)
*Education Realty Trust	184,900	$ 2,681,050
Highwoods Properties	171,900	7,536,096
*Washington Real Estate
Investment Trust	198,300	7,454,097
		32,783,111
Technology – 16.12%
Acxiom	321,400	8,934,920
†BEA Systems	326,700	4,198,095
†Bell Microproducts	387,000	2,492,280
†Brocade Communications Systems	498,200	4,573,476
*†Checkpoint Systems	265,600	6,647,968
*†CommScope	222,900	12,199,317
†Compuware	932,300	10,590,928
†Emulex	517,900	11,492,201
†Entegris	454,800	5,230,200
*†Insight Enterprises	230,400	5,105,664
*†Parametric Technology	482,400	9,011,232
*†Plexus	97,600	2,148,176
*†Premiere Global Services	332,550	4,213,409
*QAD	242,800	2,020,096
†Sybase	319,800	7,694,388
*†Sykes Enterprises	366,300	7,135,524
†Synopsys	310,100	8,223,852
Technitrol	251,100	6,613,974
†Vishay Intertechnology	582,400	10,378,368
		128,904,068
Transportation – 3.80%
Alexander & Baldwin	177,300	9,483,777
†Kirby	225,200	9,012,504
†Saia	88,000	2,515,920
SkyWest	197,400	5,434,422
†YRC Worldwide	97,800	3,931,560
		30,378,183
Utilities – 3.46%
*Black Hills	110,100	4,512,999
*†El Paso Electric	275,600	7,499,076
*FairPoint Communications	202,000	3,636,000
*Otter Tail	145,400	4,754,580
PNM Resources	247,000	7,288,970
		27,691,625
Total Common Stock
(cost $573,032,184)		789,324,352

	Principal
	Amount	Value
Repurchase Agreements – 1.58%
With BNP Paribas 5.05% 6/1/07
(dated 5/31/07, to be repurchased
at $7,365,033, collateralized
by $2,447,000 U.S. Treasury
Notes 2.75% due 8/15/07,
market value $2,460,452,
$2,538,000 U.S. Treasury Notes
3.50% due 2/15/10, market
value $2,482,805, $1,027,000
U.S. Treasury Notes 4.50% due
2/15/09, market value $1,033,579
and $1,504,000 U.S. Treasury
Notes 6.125% due 8/15/07,
market value $1,534,850)	$ 7,364,000	$ 7,364,000
With Cantor Fitzgerald
5.05% 6/1/07 (dated
5/31/07, to be repurchased
at $3,629,509, collateralized
by $2,419,000 U.S. Treasury
Notes 3.625% due 7/15/09,
market value $2,392,555 and
$1,306,000 U.S. Treasury Notes
4.875% due 4/30/08, market
value $1,309,643)	3,629,000	3,629,000
With UBS Warburg 5.04% 6/1/07
(dated 5/31/07, to be
repurchased at $1,613,226,
collateralized by $1,619,000
U.S. Treasury Notes 4.75%
due 12/31/08, market value
$1,646,425)	1,613,000	1,613,000
Total Repurchase Agreements
(cost $12,606,000)		12,606,000

Total Value of Securities Before
Securities Lending Collateral – 100.27%
(cost $585,638,184)		801,930,352

Securities Lending Collateral** – 19.07%
Short-Term Investments – 19.07%
Fixed Rate Notes – 7.99%
Bank of Montreal 5.29% 6/4/07	3,390,524	3,390,524
Citigroup Global Markets
5.32% 6/1/07	33,905,238	33,905,238
Credit Agricole 5.31% 10/4/07	3,390,524	3,390,524
Fortis Bank 5.31% 6/18/07	5,085,786	5,085,786
HBOS Treasury Services
5.30% 6/29/07	5,424,838	5,424,838
ING Bank
5.31% 7/3/07	2,034,314	2,034,314
5.33% 7/9/07	3,390,524	3,390,524
Societe Generale
5.30% 6/1/07	1,695,262	1,695,262
5.32% 6/1/07	5,558,733	5,558,733
		63,875,743

4

	Principal
	Amount	Value
Securities Lending Collateral** (continued)
·Variable Rate Notes – 11.08%
ANZ National 5.32% 6/30/08	$ 678,105	$ 678,105
Australia New Zealand
5.32% 6/30/08	3,390,524	3,390,524
Bank of New York 5.32% 6/30/08	2,712,419	2,712,419
Bayerische Landesbank
5.37% 6/30/08	3,390,524	3,390,524
Bear Stearns 5.38% 11/30/07	4,746,733	4,746,733
BNP Paribas 5.33% 6/30/08	3,390,524	3,390,524
Calyon 5.33% 8/14/07	1,695,262	1,695,262
Canadian Imperial Bank
5.32% 6/30/08	2,373,367	2,373,367
5.33% 8/15/07	2,712,419	2,712,419
CDC Financial Products
5.36% 6/29/07	4,407,681	4,407,681
Citigroup Global Markets
5.38% 6/7/07	4,407,681	4,407,681
Commonwealth Bank
5.32% 6/30/08	3,390,524	3,390,524
Credit Suisse First Boston
5.32% 3/14/08	3,390,524	3,390,524
Deutsche Bank
5.34% 8/20/07	4,746,733	4,746,733
5.34% 9/21/07	508,578	508,578
Dexia Bank 5.32% 9/28/07	4,746,568	4,746,264
Goldman Sachs Group
5.45% 5/30/08	4,000,818	4,000,818
Marshall & Ilsley Bank
5.32% 6/30/08	3,729,576	3,729,576
Morgan Stanley 5.49% 6/30/08	4,407,681	4,407,681
National Australia Bank
5.31% 6/30/08	4,204,249	4,204,249
National Rural Utilities
5.31% 6/30/08	5,357,028	5,357,028
Nordea Bank, Norge
5.33% 6/30/08	3,390,524	3,390,524
Royal Bank of Scotland Group
5.33% 6/30/08	3,390,524	3,390,524
Societe Generale 5.31% 6/30/08	1,695,262	1,695,262
Sun Trust Bank 5.33% 7/30/07	4,407,681	4,407,681
Wells Fargo 5.33% 6/30/08	3,390,524	3,390,524
		88,661,729
Total Securities Lending Collateral
(cost $152,537,472)		152,537,472

Total Value of Securities – 119.34%
(cost $738,175,656)		954,467,824 ©
Obligation to Return Securities
Lending Collateral** – (19.07%)		(152,537,472)
Liabilities Net of Receivables and
Other Assets – (0.27%)		(2,141,155)
Net Assets Applicable to 19,279,783
Shares Outstanding – 100.00%		$ 799,789,197

Net Asset Value – Delaware Small Cap Value Fund
Class A ($510,565,503 / 12,011,913 Shares)		$42.50
Net Asset Value – Delaware Small Cap Value Fund
Class B ($83,426,094 / 2,142,273 Shares)		$38.94
Net Asset Value – Delaware Small Cap Value Fund
Class C ($139,665,452 / 3,588,099 Shares)		$38.92
Net Asset Value – Delaware Small Cap Value Fund
Class R ($29,187,655 / 695,040 Shares)		$41.99
Net Asset Value – Delaware Small Cap Value Fund
Institutional Class ($36,944,493 / 842,458 Shares)		$43.85

Components of Net Assets at May 31, 2007:
Shares of beneficial interest
(unlimited authorization – no par)		$ 530,522,976
Accumulated net realized gain on investments		52,974,053
Net unrealized appreciation of investments		216,292,168
Total net assets		$ 799,789,197

†	Non-income producing security for the period ended May 31, 2007.

*	Fully or partially on loan.

·	Variable rate security. The rate shown is the rate as May 31, 2007.

**	See Note 8 in “Notes to financial statements.”

©	Includes $151,517,635 of securities loaned.

Net Asset Value and Offering Price Per Share –
Delaware Small Cap Value Fund
Net asset value Class A (A)	$42.50
Sales charge (5.75% of offering price) (B)	2.59
Offering price	$45.09

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

5

Statement of operations

Delaware Small Cap Value Fund
Six Months Ended May 31, 2007 (Unaudited)

Investment Income:
Dividends	$ 3,846,134
Interest	339,545
Securities lending income	100,330
Foreign tax withheld	(4,589)	$ 4,281,420

Expenses:
Management fees	2,852,748
Distribution expenses – Class A	739,416
Distribution expenses – Class B	429,287
Distribution expenses – Class C	696,553
Distribution expenses – Class R	71,685
Dividend disbursing and transfer agent fees and expenses	1,084,555
Accounting and administration expenses	155,891
Reports and statements to shareholders	73,900
Registration fees	49,386
Legal fees	47,182
Trustees’ fees and benefits	22,643
Audit and taxes	21,557
Insurance fees	10,041
Custodian fees	7,111
Consulting fees	6,034
Taxes (other than taxes on income)	2,658
Trustees’ expenses	2,265
Dues and services	2,030
Pricing fees	1,377	6,276,319
Less waived distribution expenses – Class A		(123,236)
Less waived distribution expenses – Class R		(11,948)
Less expense paid indirectly		(2,054)
Total operating expenses		6,139,081
Net Investment Loss		(1,857,661)

Net Realized and Unrealized Gain on Investments and Foreign Currencies:
Net realized gain on:
Investments		54,706,469
Foreign currencies		45
Net realized gain		54,706,514
Net change in unrealized appreciation/depreciation of investments		20,590,631
Net Realized and Unrealized Gain on Investments and Foreign Currencies		75,297,145

Net Increase in Net Assets Resulting from Operations		$ 73,439,484

See accompanying notes

6

Statements of changes in net assets

Delaware Small Cap Value Fund

	Six Months	Year
	Ended	Ended
	5/31/07	11/31/06
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$ (1,857,661)	$ (2,607,853)
Net realized gain on investments and foreign currencies	54,706,514	65,387,672
Net change in unrealized appreciation/depreciation of investments	20,590,631	48,589,690
Net increase in net assets resulting from operations	73,439,484	111,369,509

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(38,697,231)	(32,439,821)
Class B	(7,487,846)	(8,943,393)
Class C	(12,118,767)	(10,293,335)
Class R	(1,670,691)	(867,999)
Institutional Class	(2,825,209)	(2,440,490)
	(62,799,744)	(54,985,038)

Capital Share Transactions:
Proceeds from shares sold:
Class A	34,232,027	125,942,610
Class B	1,019,272	6,039,544
Class C	3,936,038	32,923,286
Class R	9,914,319	12,295,960
Institutional Class	5,081,111	13,937,387

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	36,524,729	30,500,487
Class B	6,972,128	8,309,204
Class C	11,396,318	9,675,322
Class R	1,670,616	865,472
Institutional Class	2,798,205	2,425,287
	113,544,763	242,914,559

Cost of shares repurchased:
Class A	(61,938,826)	(109,663,657)
Class B	(19,080,355)	(36,107,010)
Class C	(21,479,038)	(26,385,778)
Class R	(3,727,447)	(4,587,529)
Institutional Class	(8,839,948)	(13,595,454)
	(115,065,614)	(190,339,428)
Increase (decrease) in net assets derived from capital share transactions	(1,520,851)	52,575,131
Net Increase in Net Assets	9,118,889	108,959,602

Net Assets:
Beginning of period	790,670,308	681,710,706
End of period (there was no undistributed net investment income at either period end)	$ 799,789,197	$ 790,670,308

See accompanying notes

7

Financial highlights

Delaware Small Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	5/31/07[1]	11/30/06	11/30/05	11/30/04	11/30/03	11/30/02
	(Unaudited)
Net asset value, beginning of period	$41.970	$39.110	$39.640	$35.220	$27.120	$29.350

Income (loss) from investment operations:
Net investment loss[2]	(0.053)	(0.047)	(0.075)	(0.105)	(0.136)	(0.060)
Net realized and unrealized gain on investments
and foreign currencies	3.856	5.960	4.170	6.879	9.079	0.574
Total from investment operations	3.803	5.913	4.095	6.774	8.943	0.514

Less dividends and distributions from:
Net realized gain on investments	(3.273)	(3.053)	(4.625)	(2.354)	(0.843)	(2.744)
Total dividends and distributions	(3.273)	(3.053)	(4.625)	(2.354)	(0.843)	(2.744)

Net asset value, end of period	$42.500	$41.970	$39.110	$39.640	$35.220	$27.120

Total return[3]	9.91%	16.26%	11.42%	20.52%	34.17%	1.60%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$510,566	$493,193	$409,567	$270,332	$240,322	$180,696
Ratio of expenses to average net assets	1.36%	1.41%	1.44%	1.54%	1.63%	1.63%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.41%	1.44%	1.44%	1.54%	1.63%	1.63%
Ratio of net investment loss to average net assets	(0.26% )	(0.12% )	(0.20% )	(0.30% )	(0.47% )	(0.21% )
Ratio of net investment loss to average net assets
prior to expense limitation and expenses paid indirectly	(0.31% )	(0.15% )	(0.20% )	(0.30% )	(0.47% )	(0.21% )
Portfolio turnover	25%	36%	33%	35%	42%	47%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

8

Delaware Small Cap Value Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	5/31/07[1]	11/30/06	11/30/05	11/30/04	11/30/03	11/30/02
	(Unaudited)
Net asset value, beginning of period	$38.860	$36.690	$37.690	$33.820	$26.260	$28.680

Income (loss) from investment operations:
Net investment loss[2]	(0.186)	(0.306)	(0.311)	(0.334)	(0.327)	(0.252)
Net realized and unrealized gain on investments
and foreign currencies	3.539	5.529	3.936	6.558	8.730	0.576
Total from investment operations	3.353	5.223	3.625	6.224	8.403	0.324

Less dividends and distributions from:
Net realized gain on investments	(3.273)	(3.053)	(4.625)	(2.354)	(0.843)	(2.744)
Total dividends and distributions	(3.273)	(3.053)	(4.625)	(2.354)	(0.843)	(2.744)

Net asset value, end of period	$38.940	$38.860	$36.690	$37.690	$33.820	$26.260

Total return[3]	9.51%	15.38%	10.68%	19.69%	33.21%	0.91%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$83,426	$94,495	$110,684	$111,348	$107,136	$86,641
Ratio of expenses to average net assets	2.11%	2.14%	2.14%	2.24%	2.33%	2.33%
Ratio of net investment loss to average net assets	(1.01% )	(0.85% )	(0.90% )	(1.00% )	(1.17% )	(0.91% )
Portfolio turnover	25%	36%	33%	35%	42%	47%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

(continues)     9

Financial highlights

Delaware Small Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	5/31/07[1]	11/30/06	11/30/05	11/30/04	11/30/03	11/30/02
	(Unaudited)
Net asset value, beginning of period	$38.840	$36.670	$37.680	$33.810	$26.250	$28.670

Income (loss) from investment operations:
Net investment loss[2]	(0.186)	(0.306)	(0.313)	(0.333)	(0.326)	(0.251)
Net realized and unrealized gain on investments
and foreign currencies	3.539	5.529	3.928	6.557	8.729	0.575
Total from investment operations	3.353	5.223	3.615	6.224	8.403	0.324

Less dividends and distributions from:
Net realized gain on investments	(3.273)	(3.053)	(4.625)	(2.354)	(0.843)	(2.744)
Total dividends and distributions	(3.273)	(3.053)	(4.625)	(2.354)	(0.843)	(2.744)

Net asset value, end of period	$38.920	$38.840	$36.670	$37.680	$33.810	$26.250

Total return[3]	9.52%	15.39%	10.65%	19.69%	33.22%	0.91%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$139,665	$145,385	$119,968	$66,313	$48,453	$34,140
Ratio of expenses to average net assets	2.11%	2.14%	2.14%	2.24%	2.33%	2.33%
Ratio of net investment loss to average net assets	(1.01% )	(0.85% )	(0.90% )	(1.00% )	(1.17% )	(0.91% )
Portfolio turnover	25%	36%	33%	35%	42%	47%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

10

Delaware Small Cap Value Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months				6/2/03[2]
	Ended	Year Ended			to
	5/31/07[1]	11/30/06	11/30/05	11/30/04	11/30/03
	(Unaudited)
Net asset value, beginning of period	$41.550	$38.840	$39.480	$35.190	$29.000

Income (loss) from investment operations:
Net investment loss[3]	(0.101)	(0.138)	(0.169)	(0.209)	(0.160)
Net realized and unrealized gain on investments
and foreign currencies	3.814	5.901	4.154	6.853	6.350
Total from investment operations	3.713	5.763	3.985	6.644	6.190

Less dividends and distributions from:
Net realized gain on investments	(3.273)	(3.053)	(4.625)	(2.354)	—
Total dividends and distributions	(3.273)	(3.053)	(4.625)	(2.354)	—

Net asset value, end of period	$41.990	$41.550	$38.840	$39.480	$35.190

Total return[4]	9.78%	15.97%	11.15%	20.15%	21.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$29,188	$20,564	$10,574	$4,539	$1,740
Ratio of expenses to average net assets	1.61%	1.64%	1.70%	1.84%	1.97%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.71%	1.74%	1.74%	1.84%	1.97%
Ratio of net investment loss to average net assets	(0.51% )	(0.35% )	(0.46% )	(0.60% )	(0.97% )
Ratio of net investment loss to average net assets
prior to expense limitation and expenses paid indirectly	(0.61% )	(0.45% )	(0.50% )	(0.60% )	(0.97% )
Portfolio turnover	25%	36%	33%	35%	42%[5]

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.
[5] Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

(continues)     11

Financial highlights

Delaware Small Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	5/31/07[1]	11/30/06	11/30/05	11/30/04	11/30/03	11/30/02
	(Unaudited)
Net asset value, beginning of period	$43.140	$40.020	$40.350	$35.700	$27.400	$29.540

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.003)	0.058	0.036	—	(0.050)	0.026
Net realized and unrealized gain on investments
and foreign currencies	3.986	6.115	4.259	7.004	9.193	0.578
Total from investment operations	3.983	6.173	4.295	7.004	9.143	0.604

Less dividends and distributions from:
Net realized gain on investments	(3.273)	(3.053)	(4.625)	(2.354)	(0.843)	(2.744)
Total dividends and distributions	(3.273)	(3.053)	(4.625)	(2.354)	(0.843)	(2.744)

Net asset value, end of period	$43.850	$43.140	$40.020	$40.350	$35.700	$27.400

Total return[3]	10.06%	16.56%	11.77%	20.88%	34.57%	1.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$36,944	$37,033	$30,918	$23,731	$33,387	$19,459
Ratio of expenses to average net assets	1.11%	1.14%	1.14%	1.24%	1.33%	1.33%
Ratio of net investment income (loss) to average net assets	(0.01% )	0.15%	0.10%	0.00%	(0.17% )	0.09%
Portfolio turnover	25%	36%	33%	35%	42%	47%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

12

Notes to financial statements

Delaware Small Cap Value Fund

May 31, 2007 (Unaudited)

Delaware Group Equity Funds V (the “Trust”) is organized as a Delaware statutory trust and offers three series: Delaware Dividend Income Fund, Delaware Small Cap Core Fund and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Small Cap Value Fund (the “Fund”). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (“CDSC”) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares are sold with a CDSC that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. Effective at the close of business on May 31, 2007, the Fund no longer accepts new purchases of Class B shares other than dividend reinvestments and certain permitted exchanges.

The investment objective of the Fund is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on May 31, 2008. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investments Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of

(continues)     13

Notes to financial statements

Delaware Small Cap Value Fund

1. Significant Accounting Policies (continued)
the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $1,409 for the six months ended May 31, 2007. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund’s average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit distribution and service fees through March 31, 2008 in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

At May 31, 2007, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$491,721
Dividend disbursing, transfer agent, accounting
and administration fees and other expenses
payable to DSC	218,203
Distribution fee payable to DDLP	307,386
Other expenses payable to DMC and affiliates*	76,067

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2007, the Fund was charged $18,366 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended May 31, 2007, DDLP earned $13,240 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2007, DDLP received gross CDSC commissions of $1,629, $53,230 and $5,417 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2007, the Fund made purchases of $95,188,594 and sales of $153,078,152 of investment securities other than short-term investments.

At May 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2007, the cost of investments was $738,266,807. At May 31, 2007, the net unrealized appreciation was $216,201,017, of which $228,309,719 related to unrealized appreciation of investments and $12,108,702 related to unrealized depreciation of investments.

4. Dividends and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2007 and the year ended November 30, 2006 was as follows:

	Six Months	Year
	Ended	Ended
	5/31/07*	11/30/06
Ordinary income	$15,350,008	$5,424,775
Long-term capital gain	47,449,736	49,560,263
Total	$62,799,744	$54,985,038

*Tax information for the period ended May 31, 2007 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

14

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2007, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$530,522,976
Undistributed ordinary income	8,808,751
Undistributed long-term capital gains	44,256,453
Unrealized appreciation of investments	216,201,017
Net assets	$799,789,197

The difference between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses, REIT dividend reclasses and gain (loss) on foreign currencies transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended May 31, 2007, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Accumulated net investment loss	$1,857,661
Accumulated net realized gain	(1,617,432)
Paid-in capital	(240,229)

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	5/31/07	11/30/06
Shares sold:
Class A	858,158	3,248,371
Class B	27,857	167,238
Class C	107,902	913,427
Class R	250,691	317,280
Institutional Class	125,164	352,145

Shares issued upon reinvestment of dividends and distributions:
Class A	952,637	832,528
Class B	197,847	243,243
Class C	323,483	283,381
Class R	44,056	23,806
Institutional Class	70,823	64,569
	2,958,618	6,445,988

Shares repurchased:
Class A	(1,551,265)	(2,799,853)
Class B	(515,118)	(995,799)
Class C	(586,233)	(725,220)
Class R	(94,633)	(118,418)
Institutional Class	(211,947)	(330,803)
	(2,959,196)	(4,970,093)
Net increase (decrease)	(578)	1,475,895

For the six months ended May 31, 2007 and the year ended November 30, 2006, 197,873 Class B shares were converted to 182,382 Class A shares valued at $7,352,676 and 413,129 Class B shares were converted to 384,420 Class A shares valued at $14,931,874, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (the “Participants”), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of May 31, 2007, or at any time during the period then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JPMorgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the value of the securities issued in the United States. With respect to each loan, if the aggregate value of the collateral held on any business day is less than the aggregate value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At May 31, 2007, the value of securities on loan was $151,517,635, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of net assets under the caption “Securities Lending Collateral.”

(continues)     15

Notes to financial statements

Delaware Small Cap Value Fund

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended May 31, 2007. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. At May 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Termination of New Purchases of Class B Shares

As of the close of business on May 31, 2007, each Fund in the Delaware Investments Family of Funds no longer accepts new or subsequent investments in Class B shares of the funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund’s shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the CDSC schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because a Fund’s or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/ or reduction of such sales charges and fees. A Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

16

Other Fund information

Delaware Small Cap Value Fund

Board Consideration of Delaware Small Cap Value Fund Investment Advisory Agreement

At a meeting held on May 16-17, 2007 (the “Annual Meeting”), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Small Cap Value Fund (the “Fund”). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the level of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Meeting, the Board separately received and reviewed in mid-January 2007 independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Board requested and received certain information regarding management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to fully invest in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with independent counsel. While attention was given to all information furnished, the following discusses under separate headings the primary factors taken into account by the Board in its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board Meetings covering matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board noted that it was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s commitment to maintain a high level of service and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. During 2006 management conducted extensive research into alternatives that could further improve the quality and cost of delivering investment accounting services to the Fund. The Board noted the extent of benefits provided to Fund shareholders for being part of the Delaware Investments Family of Funds, including the privilege to exchange fund investments between the same class of shares without a sales charge, the ability to reinvest Fund dividends into other funds and the privilege to combine holdings in other funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Fund. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one, three, five and ten year periods ended December 31, 2006. The Board also considered comparative annualized performance for the Fund for the same periods ended October 31, 2006. The performance comparison presented below is based upon the December 31, 2006 information. The Board noted its objective that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional small-cap value funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one and ten year periods was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the three and five year periods was in the second quartile. In evaluating the Fund’s performance, the Board discussed with management the investment team’s strategy. Additionally, the Board recognized Management’s efforts to increase portfolio management depth, noting particularly the recent hire of a new head of the equity management department. The Board was pleased with management’s oversight and expressed confidence in the investment team and its philosophy and processes.

(continues)     17

Other Fund information

Delaware Small Cap Value Fund

Board Consideration of Delaware Small Cap Value Fund Investment Advisory Agreement (continued)

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds as of October 31, 2006. Management provided the Board with information on pricing levels and fee structures for the Fund. The Board focused particularly on the comparative analysis of the effective management fees and total expense ratios of the Fund and the effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and compared total expenses including 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Fund’s total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s stated objective. In evaluating the total expenses, the Board considered waivers in place through March 2008 and recent initiatives implemented by management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

MANAGEMENT PROFITABILITY. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure, approved by the Board and shareholders and again reviewed by the Board this year, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. This results in a lower advisory fee than would otherwise be the case on all assets when those asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. The Board also noted that the Fund’s assets exceeded the first breakpoint level. The Board believed that, given the extent to which economics of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Fund and its shareholders.

18

About the organization

This semiannual report is for the information of Delaware Small Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Small Cap Value Fund and the Delaware Investments® Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O’Connor
Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund’s Web site at http://www.delawareinvestments.com; and (iii) on the Commission’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

19

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Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.

(1950)	Printed in the USA
SA-021 [5/07] CGI 7/07	MF-07-06-119 PO12001

Semiannual Report	Delaware
Dividend income Fund
May 31, 2007

                                              Value equity mutual fund

> Disclosure of Fund expenses	1
> Sector allocation and top 10 holdings	2
> Statement of net assets	4
> Statement of operations	13
> Statements of changes in net assets	14
> Financial highlights	15
> Notes to financial statements	20
> Other Fund information	24
> About the organization	26

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2007 Delaware Distributors, L.P.

Disclosure of Fund expenses

For the period December 1, 2006 to May 31, 2007

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2006 to May 31, 2007.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Dividend Income Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	12/1/06 to
	12/1/06	5/31/07	Ratio	5/31/07*
Actual Fund Return
Class A	$1,000.00	$1,076.30	1.00%	$5.18
Class B	1,000.00	1,072.40	1.75%	9.04
Class C	1,000.00	1,073.20	1.75%	9.05
Class R	1,000.00	1,075.10	1.25%	6.47
Institutional Class	1,000.00	1,077.70	0.75%	3.89
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,019.95	1.00%	$5.04
Class B	1,000.00	1,016.21	1.75%	8.80
Class C	1,000.00	1,016.21	1.75%	8.80
Class R	1,000.00	1,018.70	1.25%	6.29
Institutional Class	1,000.00	1,021.19	0.75%	3.78

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182/365 (to reflect the one-half year period).

1

Sector allocation and top 10 holdings

Delaware Dividend Income Fund

As of May 31, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets
Common Stock	58.00%
Consumer Discretionary	4.11%
Consumer Staples	3.92%
Diversified REITs	2.24%
Energy	2.60%
Financials	10.04%
Health Care	7.52%
Health Care REITs	1.05%
Hotel REITs	1.02%
Industrial REITs	1.32%
Industrials	3.66%
Information Technology	6.35%
Mall REITs	2.20%
Manufactured Housing REITs	0.20%
Materials	1.28%
Media	0.07%
Mortgage REITs	0.38%
Multifamily REITs	1.78%
Office REITs	1.47%
Office/Industrial REITs	0.59%
Self-Storage REITs	0.65%
Shopping Center REITs	1.32%
Specialty REITs	0.39%
Telecommunications	2.60%
Utilities	1.24%
Convertible Preferred Stock	3.39%
Banking, Finance & Insurance	1.42%
Basic Materials	0.59%
Cable, Media & Publishing	0.15%
Energy	0.41%
Telecommunications	0.28%
Utilities	0.54%
Exchange Traded Funds	0.27%
Preferred Stock	0.37%
Leisure, Lodging & Entertainment	0.04%
Real Estate	0.33%
Commercial Mortgage-Backed Securities	0.07%
Convertible Bonds	9.81%
Aerospace & Defense	0.41%
Automobiles & Automotive Parts	0.41%
Banking, Finance & Insurance	0.15%
Basic Industry	0.09%
Cable, Media & Publishing	0.52%
Computers & Technology	1.75%
Electronics & Electrical Equipment	0.38%
Energy	0.75%
Health Care & Pharmaceuticals	2.06%
Leisure, Lodging & Entertainment	0.31%
Real Estate	0.59%
Retail	1.11%
Telecommunications	0.75%
Transportation	0.31%
Utilities	0.22%
Corporate Bonds	20.84%
Basic Industries	2.48%
Brokerage	0.56%
Capital Goods	1.41%
Consumer Cyclical	2.21%
Consumer Non-Cyclical	1.44%
Emerging Markets	0.06%
Energy	2.17%
Finance & Investments	0.06%
Media	1.71%
Real Estate	0.49%
Services Cyclical	3.23%
Services Non-cyclical	1.69%
Technology & Electronics	0.62%
Telecommunications	2.06%
Utilities	0.65%
Senior Secured Loans	0.60%
Warrant	0.00%
Repurchase Agreements	5.46%
Total Value of Securities	98.81%
Receivables and Other Assets Net of Liabilities	1.19%
Total Net Assets	100.00%

2

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
ConocoPhillips	1.35%
Verizon Communications	1.32%
Merck	1.31%
Xerox	1.30%
Wyeth	1.29%
Hewlett-Packard	1.29%
Donnelley (R.R.) & Sons	1.29%
Heinz (H.J.)	1.28%
AT&T	1.28%
duPont (E.I.) deNemours	1.28%

3

Statement of net assets

Delaware Dividend Income Fund

May 31, 2007 (Unaudited)

	Number of
	Shares	Value
Common Stock – 58.00%
Consumer Discretionary – 4.11%
†Charter Communications Class A	5,800	$ 23,258
Gap	740,600	13,715,912
Limited Brands	494,200	12,972,750
Mattel	466,300	13,061,063
Starwood Hotels &
Resorts Worldwide	60,700	4,374,649
†Time Warner Cable Class A	22,339	858,040
		45,005,672
Consumer Staples – 3.92%
†B&G Foods Class A	150,800	2,058,420
Heinz (H.J.)	295,800	14,074,164
Kimberly-Clark	191,600	13,595,936
Safeway	382,200	13,178,256
		42,906,776
Diversified REITs – 2.24%
iStar Financial	140,600	6,753,018
Liberty Property Trust	58,900	2,763,588
Spirit Finance	135,700	1,948,652
Vornado Realty Trust	86,800	10,503,668
Washington Real Estate
Investment Trust	69,400	2,608,746
		24,577,672
Energy – 2.60%
Chevron	167,500	13,649,575
ConocoPhillips	191,500	14,827,845
		28,477,420
Financials – 10.04%
Allstate	215,500	13,253,250
Aon	311,300	13,360,996
Chubb	245,300	13,459,611
Hartford Financial Services Group	129,300	13,339,881
Highland Distressed Opportunities	163,800	2,368,548
Huntington Bancshares	605,000	13,588,300
Morgan Stanley	159,500	13,563,880
Wachovia	241,700	13,097,723
Washington Mutual	318,400	13,920,449
		109,952,638
Health Care – 7.52%
Abbott Laboratories	233,700	13,168,995
Baxter International	235,100	13,363,084
Bristol-Myers Squibb	449,600	13,627,376
Merck	272,900	14,313,605
Pfizer	497,400	13,673,526
Wyeth	245,000	14,170,800
		82,317,386
Health Care REITs – 1.05%
Health Care Property Investors	105,500	3,446,685
Nationwide Health Properties	85,900	2,668,913
Ventas	127,800	5,413,608
		11,529,206
Hotel REITs – 1.02%
Ashford Hospitality Trust	150,500	1,867,705
Hersha Hospitality Trust	330,800	4,015,912
Highland Hospitality	51,400	990,478
Host Hotels & Resorts	169,200	4,317,984
		11,192,079
Industrial REITs – 1.32%
AMB Property	70,500	4,078,425
First Potomac Realty Trust	102,900	2,572,500
ProLogis	120,900	7,817,394
		14,468,319
Industrials – 3.66%
Donnelley (R.R.) & Sons	329,400	14,104,908
†Foster Wheeler	3,656	378,542
†Genesis Lease ADR	238,500	6,701,850
†Grupo Aeroportuario del Centro
Norte ADR	35,400	975,978
Macquarie Infrastructure	87,500	3,903,375
Waste Management	362,600	14,021,742
		40,086,395
Information Technology – 6.35%
Hewlett-Packard	309,000	14,124,390
Intel	623,400	13,820,778
International Business Machines	129,500	13,804,700
Motorola	746,500	13,578,835
†Xerox	756,300	14,271,381
		69,600,084
Mall REITs – 2.20%
General Growth Properties	107,600	6,352,704
Macerich	63,400	5,655,280
Simon Property Group	111,800	12,072,164
		24,080,148
Manufactured Housing REITs – 0.20%
Equity Lifestyle Properties	40,600	2,211,076
		2,211,076
Materials – 1.28%
duPont (E.I.) deNemours	268,400	14,042,688
		14,042,688
Media – 0.07%
†Adelphia	615,000	265,988
†Adelphia Recovery Trust
Series ACC-1	603,574	56,736
†Adelphia Recovery Trust
Series Arahova	706,788	381,666
†Century Communications	1,625,000	52,813
		757,203
Mortgage REITs – 0.38%
Gramercy Capital	28,600	904,332
JER Investors Trust	69,000	1,296,510
Luminent Mortgage Capital	219,600	1,998,360
		4,199,202
Multifamily REITs – 1.78%
American Campus Communities	55,600	1,635,752
Apartment Investment
& Management	34,600	1,898,502
AvalonBay Communities	19,500	2,542,605

4

	Number of
	Shares	Value
Common Stock (continued)
Multifamily REITs (continued)
Camden Property Trust	31,800	$ 2,373,870
Equity Residential	196,900	9,976,923
United Dominion Realty Trust	35,300	1,071,708
		19,499,360
Office REITs – 1.47%
Alexandria Real Estate Equities	34,300	3,608,360
Brandywine Realty Trust	156,756	4,986,408
Highwoods Properties	73,000	3,200,320
Mack-Cali Realty	42,800	2,066,812
Parkway Properties	43,300	2,245,105
		16,107,005
Office/Industrial REITs – 0.59%
Duke Realty	105,800	4,244,696
PS Business Parks	33,500	2,249,525
		6,494,221
Self-Storage REITs – 0.65%
Public Storage	57,300	5,128,350
U-Store-It Trust	108,600	1,990,638
		7,118,988
Shopping Center REITs – 1.32%
Cedar Shopping Centers	127,400	2,032,030
Developers Diversified Realty	104,800	6,460,920
Equity One	73,000	2,138,900
Federal Realty Investment Trust	43,600	3,863,832
		14,495,682
Specialty REITs – 0.39%
Entertainment Properties Trust	71,600	4,227,980
		4,227,980
Telecommunications – 2.60%
AT&T	340,200	14,063,868
Verizon Communications	331,500	14,430,195
		28,494,063
Utilities – 1.24%
†Mirant	13,017	603,989
Progress Energy	258,200	12,933,238
		13,537,227
Total Common Stock
(cost $529,021,993)		635,378,490

Convertible Preferred Stock – 3.39%
Banking, Finance & Insurance – 1.42%
Aspen Insurance 5.625% exercise
price $29.28, expiration
date 12/31/49	37,800	2,140,425
•Citigroup Funding 4.583% exercise
price $29.50, expiration
date 9/27/08	69,000	2,314,260
E Trade Group 6.125% exercise
price $21.82, expiration
date 11/18/08	75,500	2,274,438
Lehman Brothers Holdings
6.25% exercise price $54.24,
expiration date 10/15/07	66,750	1,935,750
Marshall & Ilsley 6.50% exercise
price $46.28, expiration
date 8/15/07	70,500	1,871,775
Merrill Lynch 6.75% exercise
price $40.80, expiration
date 10/15/07	70,000	3,264,842
Sovereign Capital Trust IV
4.375% exercise price $29.16,
expiration date 3/1/34	35,700	1,722,525
		15,524,015
Basic Materials – 0.59%
Freeport-McMoRan
Copper & Gold
5.50% exercise price $47.19,
expiration date 12/31/49	545	950,684
6.75% exercise price $73.50,
expiration date 5/1/10	25,250	3,101,205
Huntsman 5.00% exercise
price $28.29, expiration
date 2/16/08	56,100	2,454,375
		6,506,264
Cable, Media & Publishing – 0.15%
#Interpublic Group 144A
5.25% exercise price $13.66,
expiration date 12/31/49	1,500	1,655,625
		1,655,625
Energy – 0.41%
Chesapeake Energy
4.50% exercise price $44.17,
expiration date 12/31/49	17,075	1,735,246
5.00% exercise price $25.77,
expiration date 12/31/49	7,500	1,109,063
El Paso Energy Capital Trust I
4.75% exercise price $41.59,
expiration date 3/31/28	39,900	1,640,688
		4,484,997
Telecommunications – 0.28%
Lucent Technologies Capital Trust I
7.75% exercise price $24.80,
expiration date 3/15/17	3,000	3,112,875
		3,112,875
Utilities – 0.54%
•CenterPoint Energy 2.00%
exercise price $40.88,
expiration date 9/15/29	26,000	1,003,496
Entergy 7.625% exercise price
$87.64, expiration date 2/17/09	40,750	2,806,656
NRG Energy 5.75% exercise price
$30.23, expiration date 3/16/09	5,335	2,044,639
		5,854,791
Total Convertible Preferred Stock
(cost $34,124,058)		37,138,567

(continues)     5

Statement of net assets

Delaware Dividend Income Fund

	Number of
	Shares	Value
Exchange Traded Funds – 0.27%
iShares Dow Jones U.S. Real Estate
Index Fund	34,500	$2,953,890
Total Exchange Traded Funds
(cost $2,024,827)		2,953,890

Preferred Stock – 0.37%
Leisure, Lodging & Entertainment – 0.04%
Red Lion Hotels Capital Trust 9.50%	17,479	467,563
		467,563
Real Estate – 0.33%
Equity Inns Series B 8.75%	21,700	558,341
Ramco-Gershenson Properties 9.50%	17,700	449,580
SL Green Realty 7.625%	103,000	2,616,200
		3,624,121
Total Preferred Stock
(cost $4,082,910)		4,091,684

	Principal
	Amount
Commercial Mortgage-Backed Securities – 0.07%
#First Union National Bank
Commercial Mortgage
Series 2001-C2 L 144A
6.46% 1/12/43	$ 750,000	746,668
Total Commercial Mortgage-Backed
Securities (cost $761,221)		746,668

Convertible Bonds – 9.81%
Aerospace & Defense – 0.41%
#AAR 144A 1.75% 2/1/26
exercise price $29.43,
expiration date 2/1/26	1,150,000	1,444,688
EDO 4.00% 11/15/25 exercise
price $34.19, expiration
date 11/15/25	1,175,000	1,368,875
#L-3 Communications 144A
3.00% 8/1/35 exercise
price $102.16, expiration
date 8/1/35	1,500,000	1,668,750
		4,482,313
Automobiles & Automotive Parts – 0.41%
Ford Motor 4.25% 12/15/36
exercise price $9.20,
expiration date 12/15/36	3,880,000	4,437,750
		4,437,750
Banking, Finance & Insurance – 0.15%
•#US Bancorp 144A 3.60% 9/20/36
exercise price $38.28,
expiration date 12/20/36	1,625,000	1,627,600
		1,627,600
Basic Industry – 0.09%
#Apex Silver Mines 144A
2.875% 3/15/24 exercise
price $28.62, expiration
date 3/15/24	1,000,000	973,750
		973,750
Cable, Media & Publishing – 0.52%
Liberty Media 3.25% 3/15/31
exercise price $53.86,
expiration date 3/8/31	3,000,000	2,628,750
#Playboy Enterprises 144A
3.00% 3/15/25 exercise
price $17.02, expiration
date 3/15/25	3,240,000	3,017,250
		5,646,000
Computers & Technology – 1.75%
#Advanced Micro Devices 144A
6.00% 5/1/15 exercise price
$28.08, expiration date 5/1/15	3,385,000	3,308,837
Fairchild Semiconductor
5.00% 11/1/08 exercise
price $30.00, expiration
date 11/1/08	1,950,000	1,932,938
Hutchinson Technology
3.25% 1/15/26 exercise
price $36.43, expiration
date 1/15/26	1,540,000	1,305,150
#Informatica 144A 3.00% 3/15/26
exercise price $20.00,
expiration date 3/15/26	2,315,000	2,419,175
Intel
2.95% 12/15/35 exercise
price $31.53, expiration
date 12/15/35	500,000	464,375
#144A 2.95% 12/15/35
exercise price $31.53,
expiration date 12/15/35	1,140,000	1,058,775
^ON Semiconductor Series B
0.499% 4/15/24 exercise
price $9.82, expiration
date 4/15/24	2,725,000	3,331,312
SanDisk 1.00% 5/15/13 exercise
price $82.36, expiration
date 5/15/13	3,870,000	3,260,474
#Sybase 144A 1.75% 2/22/25
exercise price $25.22,
expiration date 2/22/25	1,875,000	2,064,844
		19,145,880
Electronics & Electrical Equipment – 0.38%
Fisher Scientific International
3.25% 3/1/24 exercise price
$40.20, expiration date 3/1/24	1,500,000	2,246,250

6

	Principal
	Amount	Value
Convertible Bonds (continued)
Electronics & Electrical Equipment (continued)
Solectron 0.50% 2/15/34 exercise
price $9.67, expiration
date 2/15/34	$1,100,000	$ 911,625
Vishay Intertechnology
3.625% 8/1/23 exercise price
$21.28, expiration date 8/1/23	1,000,000	1,048,750
		4,206,625
Energy – 0.75%
Halliburton 3.125% 7/15/23
exercise price $18.79,
expiration date 7/15/23	1,750,000	3,384,063
Pride International 3.25% 5/1/33
exercise price $25.70,
expiration date 5/1/33	1,080,000	1,561,950
Schlumberger 2.125% 6/1/23
exercise price $40.00,
expiration date 6/1/23	1,645,000	3,232,425
		8,178,438
Health Care & Pharmaceuticals – 2.06%
Allergan
1.50% 4/1/26 exercise
price $126.66, expiration
date 4/1/26	600,000	669,750
#144A 1.50% 4/1/26 exercise
price $126.66, expiration
date 4/1/26	1,935,000	2,159,943
Amgen
0.375% 2/1/13 exercise price
$79.48, expiration date 2/1/13	1,680,000	1,520,400
#144A 0.375% 2/1/13 exercise
price $79.48, expiration
date 2/1/13	775,000	701,375
•Bristol-Myers Squibb
4.855% 9/15/23 exercise price
$41.28, expiration date 9/15/23	1,600,000	1,612,000
CV Therapeutics 3.25% 8/16/13
exercise price $27.00,
expiration date 8/16/13	530,000	436,588
Encysive Pharmaceuticals
2.50% 3/15/12 exercise
price $13.95, expiration
date 3/15/12	200,000	142,750
#144A 2.50% 3/15/12 exercise
price $13.95, expiration
date 3/15/12	2,000,000	1,427,500
Gilead Sciences 0.625% 5/1/13
exercise price $76.20,
expiration date 5/1/13	1,300,000	1,573,000
LifePoint Hospitals 3.50% 5/15/14
exercise price $51.79, expiration
date 5/15/14	850,000	890,375
Lincare Holdings 3.00% 6/15/33
exercise price $53.33,
expiration date 6/15/33	2,000,000	1,970,000
Medtronic
1.50% 4/15/11 exercise price
$56.08, expiration date 4/15/11	1,000,000	1,061,250
1.625% 4/15/13 exercise price
$56.08, expiration date 4/15/13	2,000,000	2,132,500
#Nektar Therapeutics 144A
3.25% 9/28/12 exercise price
$21.52, expiration date 9/28/12	1,525,000	1,382,031
Teva Pharmaceutical Finance
0.25% 2/1/26 exercise price
$47.16, expiration date 2/1/26	1,535,000	1,521,569
•Wyeth 4.877% 1/15/24 exercise
price $60.39, expiration
date 1/15/24	3,000,000	3,410,399
		22,611,430
Leisure, Lodging & Entertainment – 0.31%
#International Game Technology
144A 2.60% 12/15/36
exercise price $61.78,
expiration date 12/15/36	3,490,000	3,411,475
		3,411,475
Real Estate – 0.59%
#General Growth Properties 144A
3.98% 4/15/27 exercise price
$88.72, expiration date 4/15/27	1,685,000	1,600,750
MeriStar Hospitality
9.50% 4/1/10 exercise price
$10.18, expiration date 4/1/10	1,685,000	1,729,653
#Weingarten Realty Investors 144A
3.95% 8/1/26 exercise price
$49.05, expiration date 8/1/26	3,000,000	3,187,500
		6,517,903
Retail – 1.11%
«Dick’s Sporting Goods
1.606% 2/18/24 exercise
price $58.13, expiration
date 2/18/24	2,480,000	2,452,100
•Lowe’s Companies
0.861% 10/19/21 exercise
price $29.05, expiration
date 10/19/21	1,250,000	1,431,250
Pantry 3.00% 11/15/12 exercise
price $50.10, expiration
date 11/15/12	1,755,000	1,974,375
#Saks 144A 2.00% 3/15/24
exercise price $11.97,
expiration date 3/15/24	2,310,000	4,016,512
Sonic Automotive 5.25% 5/7/09
exercise price $46.87,
expiration date 5/7/09	1,000,000	980,000
#United Auto Group 144A
3.50% 4/1/26 exercise price
$23.69, expiration date 4/1/26	1,150,000	1,283,688
		12,137,925

(continues)     7

Statement of net assets

Delaware Dividend Income Fund

	Principal
	Amount	Value
Convertible Bonds (continued)
Telecommunications – 0.75%
Amdocs Limited 0.50% 3/15/24
exercise price $43.12,
expiration date 3/15/24	$2,000,000	$ 2,070,000
Level 3 Communications
3.50% 6/15/12 exercise price
$5.46, expiration date 6/15/12	2,425,000	3,073,687
#Nortel Networks 144A
1.75% 4/15/12 exercise price
$32.00, expiration date 4/15/12	845,000	858,731
2.125% 4/15/14 exercise price
$32.00, expiration date 4/15/14	845,000	866,125
Qwest Communications
International 3.50% 11/15/25
exercise price $5.90,
expiration date 11/15/25	750,000	1,388,438
		8,256,981
Transportation – 0.31%
#ExpressJet 144A 4.25% 8/1/23
exercise price $18.20,
expiration date 8/1/23	750,000	725,625
JetBlue Airways
3.50% 7/15/33 exercise price
$28.33, expiration date 7/15/33	1,625,000	1,574,219
3.75% 3/15/35 exercise price
$17.10, expiration date 3/15/35	1,195,000	1,148,694
		3,448,538
Utilities – 0.22%
CenterPoint Energy
3.75% 5/15/23 exercise
price $11.31, expiration
date 5/15/23	400,000	677,500
#144A 3.75% 5/15/23 exercise
price $11.31, expiration
date 5/15/23	1,030,000	1,744,563
†Mirant (Escrow) 2.50% 6/15/21
exercise price $67.95,
expiration date 6/15/21	425,000	0
		2,422,063
Total Convertible Bonds
(cost $99,699,214)		107,504,671

Corporate Bonds – 20.84%
Basic Industries – 2.48%
AK Steel 7.875% 2/15/09	291,000	292,455
Bowater
9.00% 8/1/09	2,440,000	2,540,649
9.50% 10/15/12	1,525,000	1,551,688
Freeport McMoRan Copper &
Gold 8.25% 4/1/15	1,250,000	1,351,563
Georgia-Pacific 8.875% 5/15/31	2,395,000	2,508,762
#Hexion US Finance 144A
9.75% 11/15/14	1,705,000	1,845,663
Lyondell Chemical
8.00% 9/15/14	1,260,000	1,338,750
8.25% 9/15/16	1,535,000	1,669,313
10.50% 6/1/13	100,000	109,750
#MacDermid 144A 9.50% 4/15/17	1,795,000	1,902,700
#Momentive Performance Materials
144A 9.75% 12/1/14	950,000	997,500
Norske Skog Canada
8.625% 6/15/11	2,545,000	2,564,087
‡#Port Townsend Paper 144A
11.00% 4/15/11	1,110,000	749,250
Potlatch 13.00% 12/1/09	1,075,000	1,219,798
#Sappi Papier Holding 144A
7.50% 6/15/32	2,175,000	2,024,940
‡Solutia 6.72% 10/15/37	1,120,000	1,019,200
#Steel Dynamics 144A
6.75% 4/1/15	500,000	500,000
Tembec Industries
7.75% 3/15/12	525,000	269,719
8.50% 2/1/11	2,180,000	1,171,750
#Tube City IMS 144A
9.75% 2/1/15	1,055,000	1,113,025
Witco 6.875% 2/1/26	460,000	391,000
		27,131,562
Brokerage – 0.56%
E Trade Financial 8.00% 6/15/11	2,345,000	2,471,044
LaBranche
9.50% 5/15/09	1,100,000	1,152,250
11.00% 5/15/12	2,295,000	2,487,206
		6,110,500
Capital Goods – 1.41%
Armor Holdings 8.25% 8/15/13	860,000	920,200
Baldor Electric 8.625% 2/15/17	775,000	837,000
Berry Plastics Holding
8.875% 9/15/14	1,880,000	1,936,400
CPG International I 10.50% 7/1/13	1,140,000	1,214,100
Graham Packaging
9.875% 10/15/14	775,000	802,125
Greenbrier 8.375% 5/15/15	210,000	213,150
#Hawker Beechcraft Acquisition
144A 9.75% 4/1/17	915,000	981,338
Interface 10.375% 2/1/10	2,390,000	2,640,949
Intertape Polymer 8.50% 8/1/14	825,000	858,000
#Mueller Water 144A
7.375% 6/1/17	320,000	325,037
RBS Global & Rexnord
11.75% 8/1/16	1,275,000	1,443,938
#Smurfit-Stone Container
Enterprises 144A
8.00% 3/15/17	1,080,000	1,093,500
Trimas 9.875% 6/15/12	2,050,000	2,155,063
		15,420,800

8

	Principal
	Amount	Value
Corporate Bonds (continued)
Consumer Cyclical – 2.21%
Accuride 8.50% 2/1/15	$ 930,000	$ 960,225
Carrols 9.00% 1/15/13	2,070,000	2,142,449
#Claire’s Stores 144A
9.25% 6/1/15	300,000	298,875
10.50% 6/1/17	125,000	122,969
Denny’s 10.00% 10/1/12	1,260,000	1,348,200
Ford Motor Credit
7.375% 10/28/09	775,000	778,118
•8.105% 1/13/12	450,000	452,625
9.875% 8/10/11	875,000	938,107
General Motors 8.375% 7/15/33	2,660,000	2,487,099
#Goodyear Tire & Rubber 144A
8.625% 12/1/11	1,625,000	1,763,125
#KAR Holdings 144A
10.00% 5/1/15	2,035,000	2,096,050
Lear 8.75% 12/1/16	1,225,000	1,182,125
#Michaels Stores 144A
11.375% 11/1/16	1,380,000	1,531,800
Neiman Marcus Group PIK
9.00% 10/15/15	1,000,000	1,102,500
NPC International 9.50% 5/1/14	1,315,000	1,374,175
O’Charleys 9.00% 11/1/13	1,230,000	1,313,025
Rite Aid 9.25% 6/1/13	885,000	902,700
#TRW Automotive 144A
7.00% 3/15/14	75,000	75,469
7.25% 3/15/17	1,410,000	1,420,575
#USI Holdings 144A
9.75% 5/15/15	650,000	661,375
#Vitro 144A 9.125% 2/1/17	1,210,000	1,275,038
		24,226,624
Consumer Non-Cyclical – 1.44%
Chiquita Brands International
8.875% 12/1/15	1,225,000	1,212,750
Constellation Brands
8.125% 1/15/12	2,290,000	2,375,875
Cott Beverages 8.00% 12/15/11	725,000	747,656
DEL Laboratories 8.00% 2/1/12	1,110,000	1,087,800
Ingles Markets 8.875% 12/1/11	1,125,000	1,175,625
National Beef Packing
10.50% 8/1/11	1,350,000	1,427,625
Pilgrim’s Pride
8.375% 5/1/17	2,825,000	2,923,875
9.625% 9/15/11	905,000	945,725
#Pinnacle Foods Finance 144A
10.625% 4/1/17	1,420,000	1,451,950
Swift 12.50% 1/1/10	1,937,000	2,033,850
True Temper Sports
8.375% 9/15/11	475,000	428,688
		15,811,419
Emerging Markets – 0.06%
#True Move 144A
10.75% 12/16/13	635,000	681,038
		681,038
Energy – 2.17%
Bluewater Finance
10.25% 2/15/12	518,000	543,900
Chesapeake Energy
6.625% 1/15/16	1,660,000	1,691,124
Compton Petroleum Finance
7.625% 12/1/13	2,030,000	2,060,449
#Dynergy Holdings 144A
7.75% 6/1/19	535,000	532,325
#El Paso Performance-Linked Trust
144A 7.75% 7/15/11	525,000	557,813
El Paso Production Holding
7.75% 6/1/13	450,000	477,660
#Energy Partners 144A
9.75% 4/15/14	1,445,000	1,472,094
Geophysique-Veritas
7.50% 5/15/15	155,000	162,944
7.75% 5/15/17	670,000	710,200
#Hilcorp Energy I 144A
7.75% 11/1/15	1,220,000	1,232,200
9.00% 6/1/16	775,000	831,188
Inergy Finance
6.875% 12/15/14	350,000	348,250
8.25% 3/1/16	200,000	212,500
KCS Energy 7.125% 4/1/12	465,000	467,325
#Lukoil International Finance 144A
6.356% 6/7/17	100,000	100,000
6.656% 6/7/22	100,000	100,000
Mariner Energy 8.00% 5/15/17	1,805,000	1,850,124
Massey Energy 6.625% 11/15/10	310,000	308,450
#OPTI Canada 144A
8.25% 12/15/14	1,125,000	1,200,938
PetroHawk Energy
9.125% 7/15/13	1,550,000	1,674,000
Plains Exploration & Production
7.00% 3/15/17	705,000	705,000
#Regency Energy Partners 144A
8.375% 12/15/13	1,725,000	1,800,468
•Secunda International
13.356% 9/1/12	715,000	741,813
#Seitel 144A 9.75% 2/15/14	1,090,000	1,122,700
#Stallion Oilfield Services 144A
9.75% 2/1/15	1,000,000	1,050,000
#VeraSun Energy 144A
9.375% 6/1/17	1,080,000	1,081,350
Whiting Petroleum
7.00% 2/1/14	261,000	254,475
7.25% 5/1/13	505,000	496,163
		23,785,453
Finance & Investments – 0.06%
#TemirBank 144A 9.50% 5/21/14	655,000	648,450
		648,450

(continues)     9

Statement of net assets

Delaware Dividend Income Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Media – 1.71%
CCH I Holdings 13.50% 1/15/14	$2,335,000	$ 2,431,319
Charter Communications
Holdings 13.50% 1/15/11	2,350,000	2,464,563
Dex Media West 9.875% 8/15/13	995,000	1,085,794
#Idearc 144A 8.00% 11/15/16	625,000	650,781
Insight Communications
12.25% 2/15/11	550,000	576,813
Insight Midwest 9.75% 10/1/09	1,446,000	1,467,690
Mediacom Capital
9.50% 1/15/13	4,250,000	4,398,749
#Quebecor World 144A
9.75% 1/15/15	1,620,000	1,725,300
RH Donnelley 8.875% 1/15/16	640,000	692,800
#Umbrella Acquisition PIK 144A
9.75% 3/15/15	1,635,000	1,700,400
Vertis 10.875% 6/15/09	395,000	396,975
WMG Acquisition
7.375% 4/15/14	1,180,000	1,151,975
		18,743,159
Real Estate – 0.49%
American Real Estate Partners
8.125% 6/1/12	1,150,000	1,178,750
BF Saul REIT 7.50% 3/1/14	2,320,000	2,354,800
#Realogy 144A 12.375% 4/15/15	1,325,000	1,295,188
Rouse 7.20% 9/15/12	550,000	569,667
		5,398,405
Services Cyclical – 3.23%
#Aramark 144A 8.50% 2/1/15	1,255,000	1,325,594
Corrections Corporation of
America 7.50% 5/1/11	1,225,000	1,261,750
#Fontainebleau Las Vegas Holdings
144A 10.25% 6/15/15	430,000	445,050
FTI Consulting 7.625% 6/15/13	1,550,000	1,608,125
#Galaxy Entertainment Finance
144A 9.875% 12/15/12	1,800,000	1,966,499
Gaylord Entertainment
8.00% 11/15/13	1,275,000	1,338,750
Global Cash Access
8.75% 3/15/12	1,525,000	1,605,063
Harrah’s Operating 6.50% 6/1/16	1,795,000	1,588,920
Hertz 8.875% 1/1/14	1,255,000	1,356,969
¶H-Lines Finance Holdings
11.00% 4/1/13	1,350,000	1,328,063
Horizon Lines 9.00% 11/1/12	790,000	842,338
Isle of Capri Casinos
9.00% 3/15/12	1,160,000	1,218,000
Kansas City Southern de Mexico
9.375% 5/1/12	2,025,000	2,197,124
12.50% 6/15/12	425,000	454,750
Kansas City Southern Railway
9.50% 10/1/08	600,000	630,000
Majestic Star Casino
9.50% 10/15/10	1,900,000	2,004,499
Mandalay Resort Group
9.375% 2/15/10	1,225,000	1,319,938
9.50% 8/1/08	1,150,000	1,196,000
#Mobile Services Group 144A
9.75% 8/1/14	650,000	711,750
‡Northwest Airlines
10.00% 2/1/09	265,000	198,088
OMI 7.625% 12/1/13	1,345,000	1,392,075
#Penhall International 144A
12.00% 8/1/14	800,000	884,000
#Pokagon Gaming Authority 144A
10.375% 6/15/14	1,880,000	2,124,399
#Rental Services 144A
9.50% 12/1/14	1,450,000	1,566,000
Seabulk International
9.50% 8/15/13	469,000	508,279
Station Casinos 6.625% 3/15/18	2,050,000	1,855,250
¶Town Sports International
11.00% 2/1/14	651,000	598,920
Wheeling Island Gaming
10.125% 12/15/09	1,755,000	1,794,488
		35,320,681
Services Non-cyclical – 1.69%
#Aleris International 144A
10.00% 12/15/16	1,810,000	1,911,813
Allied Waste North America
9.25% 9/1/12	150,000	158,625
Casella Waste Systems
9.75% 2/1/13	2,440,000	2,598,599
CRC Health 10.75% 2/1/16	1,900,000	2,123,250
Geo Subordinate 11.00% 5/15/12	975,000	994,500
HCA 6.50% 2/15/16	2,000,000	1,770,000
#HCA PIK 144A 9.625% 11/15/16	100,000	110,500
#HealthSouth 144A
10.75% 6/15/16	1,695,000	1,872,975
#Universal Hospital PIK 144A
8.50% 6/1/15	800,000	821,000
US Oncology
9.00% 8/15/12	305,000	320,250
10.75% 8/15/14	900,000	985,500
#US Oncology Holdings PIK 144A
9.797% 3/15/12	1,685,000	1,678,681
¶Vanguard Health Holding
11.25% 10/1/15	1,950,000	1,662,375
WCA Waste 9.25% 6/15/14	1,390,000	1,489,038
		18,497,106
Technology & Electronics – 0.62%
#Freescale Semiconductor 144A
10.125% 12/15/16	3,170,000	3,189,812
MagnaChip Semiconductor
8.00% 12/15/14	2,550,000	1,887,000
Solectron Global Finance
8.00% 3/15/16	1,010,000	1,022,625

10

	Principal
	Amount	Value
Corporate Bonds (continued)
Technology & Electronics (continued)
#UGS Capital II PIK 144A
10.348% 6/1/11	$ 675,661	$ 697,620
		6,797,057
Telecommunications – 2.06%
‡Allegiance Telecom
11.75% 2/15/08	10,000	4,600
American Tower
7.125% 10/15/12	1,150,000	1,200,313
#Broadview Networks Holdings
144A 11.375% 9/1/12	1,295,000	1,395,363
·Centennial Communications
11.099% 1/1/13	1,110,000	1,172,438
Cricket Communications
9.375% 11/1/14	1,850,000	1,970,249
#Digicel 144A 9.25% 9/1/12	855,000	911,644
#Digicel Group 144A
8.875% 1/15/15	1,650,000	1,639,688
·#Hellas Telecommunications
Luxembourg II 144A
11.106% 1/15/15	1,810,000	1,886,925
Hughes Network Systems
9.50% 4/15/14	3,010,000	3,198,124
¶Inmarsat Finance
10.375% 11/15/12	1,865,000	1,799,725
#Level 3 Financing 144A
8.75% 2/15/17	925,000	953,906
#MetroPCS Wireless 144A
9.25% 11/1/14	620,000	656,425
NTL Cable 9.125% 8/15/16	970,000	1,059,725
Qwest
7.50% 10/1/14	1,020,000	1,078,650
·8.605% 6/15/13	860,000	946,000
Rural Cellular
9.875% 2/1/10	915,000	966,469
·11.106% 11/1/12	325,000	338,406
Time Warner Telecom Holdings
9.25% 2/15/14	660,000	711,975
Triton PCS 8.50% 6/1/13	675,000	708,750
		22,599,375
Utilities – 0.65%
Avista 9.75% 6/1/08	753,000	782,366
‡#Calpine 144A 11.11% 7/15/07	625,600	663,136
Elwood Energy 8.159% 7/5/26	940,047	993,400
Midwest Generation
8.30% 7/2/09	1,007,132	1,029,793
Mirant Americas Generation
8.30% 5/1/11	1,125,000	1,203,750
Mirant North America
7.375% 12/31/13	1,295,000	1,375,938
Orion Power Holdings
12.00% 5/1/10	956,000	1,105,375
		7,153,758
Total Corporate Bonds
(cost $224,151,856)		228,325,387

«Senior Secured Loans – 0.60%
Community Health
9.36% 4/10/08	$ 1,300,000	$ 1,296,750
Ford Motor 8.36% 11/29/13	972,563	981,578
General Motors
7.725% 11/17/13	498,750	503,660
Goodyear Tire & Rubber
7.10% 4/30/10	550,000	552,580
HCA 7.614% 11/17/13	498,750	505,027
=Porttown 10.85% 9/30/07	690,789	683,882
Talecris Biotherapeutics
11.86% 12/6/14	475,000	491,625
Telesat Canada 9.00% 2/14/08	1,500,000	1,499,999
Total Senior Secured Loans
(cost $6,482,658)		6,515,101

	Number of
	Shares
Warrant – 0.00%
†#Solutia 144A, exercise price
$7.59, expiration date 7/15/09	12	0
Total Warrant (cost $1,021)		0

	Principal
	Amount
Repurchase Agreements – 5.46%
With BNP Paribas 5.05% 6/1/07
(dated 5/31/07, to be
repurchased at $34,915,897,
collateralized by $11,599,000
U.S. Treasury Notes
2.75% due 8/15/07,
market value $11,664,016,
$12,033,000 U.S. Treasury
Notes 3.50% due 2/15/10,
market value $11,769,986,
$4,867,000 U.S. Treasury
Notes 4.50% due 2/15/09,
market value $4,899,783
and $7,128,000 U.S. Treasury
Notes 6.125% due 8/15/07,
market value $7,276,109)	$34,911,000	34,911,000
With Cantor Fitzgerald
5.05% 6/1/07 (dated
5/31/07, to be repurchased at
$17,205,413, collateralized
by $11,468,000 U.S. Treasury
Notes 3.625% due 7/15/09,
market value $11,342,144
and $6,192,000 U.S. Treasury
Notes 4.875% due 4/30/08,
market value $6,208,492)	17,203,000	17,203,000

(continues)     11

Statement of net assets

Delaware Dividend Income Fund

	Principal
	Amount	Value
Repurchase Agreements (continued)
With UBS Warburg 5.04% 6/1/07
(dated 5/31/07, to be
repurchased at $7,647,070,
collateralized by $7,674,000
U.S. Treasury Notes 4.75%
due 12/31/08, market value
$7,805,041)	$7,646,000	$ 7,646,000
Total Repurchase Agreements
(cost $59,760,000)		59,760,000

Total Value of Securities – 98.81%
(cost $960,109,758)		1,082,414,458
Receivables and Other Assets
Net of Liabilities – 1.19%		13,023,284
Net Assets Applicable to 82,623,027
Shares Outstanding – 100.00%		$1,095,437,742

Net Asset Value – Delaware Dividend Income Fund
Class A ($557,763,400 / 42,062,431 Shares)		$13.26
Net Asset Value – Delaware Dividend Income Fund
Class B ($94,017,554 / 7,093,710 Shares)		$13.25
Net Asset Value – Delaware Dividend Income Fund
Class C ($432,962,607 / 32,660,459 Shares)		$13.26
Net Asset Value – Delaware Dividend Income Fund
Class R ($5,545,075 / 418,339 Shares)		$13.25
Net Asset Value – Delaware Dividend Income Fund
Institutional Class ($5,149,106 / 388,088 Shares)		$13.27

Components of Net Assets at May 31, 2007:
Shares of beneficial interest
(unlimited authorization – no par)	$ 975,303,227
Undistributed net investment income	5,171,379
Accumulated net realized loss on investments	(7,341,564)
Net unrealized appreciation of investments	122,304,700
Total net assets	$1,095,437,742

†	Non-income producing security for the period ended May 31, 2007.
‡	Non-income producing security. Security is currently in default.
·	Variable rate security. The rate shown is the rate as of May 31, 2007.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
¶	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
«	Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated interest rate in effect at May 31, 2007.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2007, the aggregate amount of Rule 144A securities equaled $110,776,972, which represented 10.11% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (‘LIBOR’) and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At May 31, 2007, the aggregate amount of fair valued securities equaled $683,882, which represented 0.06% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

Summary of Abbreviations:
ADR — American Depositary Receipts
PIK — Pay-in-Kind
REIT — Real Estate Investment Trust

Net Asset Value and Offering Price Per Share –
Delaware Dividend Income Fund
Net asset value Class A (A)	$13.26
Sales charge (5.75% of offering price) (B)	0.81
Offering price	$14.07

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

12

Statement of operations

Delaware Dividend Income Fund

Six Months Ended May 31, 2007 (Unaudited)

Investment Income:
Dividends	$ 8,674,128
Interest	11,568,826	$ 20,242,954

Expenses:
Management fees	2,854,517
Distribution expenses – Class A	711,048
Distribution expenses – Class B	424,421
Distribution expenses – Class C	1,715,099
Distribution expenses – Class R	17,908
Dividend disbursing and transfer agent fees and expenses	632,704
Accounting and administration expenses	182,197
Registration fees	52,855
Reports and statements to shareholders	42,055
Legal fees	32,606
Trustees’ fees and benefits	26,625
Audit and taxes	24,067
Insurance fees	13,813
Custodian fees	7,089
Consulting fees	5,828
Pricing fees	4,698
Taxes (other than taxes on income)	1,944
Dues and services	1,915
Trustees’ expenses	1,562	6,752,951
Less expenses absorbed or waived		(473,938)
Less waived distribution expenses – Class A		(117,723)
Less waived distribution expenses – Class R		(2,985)
Less expense paid indirectly		(4,308)
Total operating expenses		6,153,997
Net Investment Income		14,088,957

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments		8,633,099
Net change in unrealized appreciation/depreciation of investments		42,690,607
Net Realized and Unrealized Gain on Investments		51,323,706

Net Increase in Net Assets Resulting from Operations		$ 65,412,663

See accompanying notes

13

Statements of changes in net assets

Delaware Dividend Income Fund

	Six Months	Year
	Ended	Ended
	5/31/07	11/30/06
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$ 14,088,957	$ 19,552,268
Net realized gain on investments	8,633,099	7,715,241
Net change in unrealized appreciation/depreciation of investments	42,690,607	74,465,702
Net increase in net assets resulting from operations	65,412,663	101,733,211

Dividends and Distributions to shareholders from:
Net investment income:
Class A	(7,454,574)	(12,346,220)
Class B	(1,071,609)	(2,012,242)
Class C	(4,082,034)	(6,099,994)
Class R	(91,119)	(102,054)
Institutional Class	(66,563)	(51,228)

Net realized gain on investments:
Class A	(1,953,956)	(1,682,444)
Class B	(378,723)	(342,772)
Class C	(1,353,820)	(981,242)
Class R	(26,721)	(8,517)
Institutional Class	(13,824)	(5,576)
	(16,492,943)	(23,632,289)

Capital Share Transactions:
Proceeds from shares sold:
Class A	179,771,620	133,284,524
Class B	17,879,719	21,478,794
Class C	157,908,056	105,550,977
Class R	3,175,840	2,559,798
Institutional Class	3,133,674	1,573,726

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	7,149,871	10,288,514
Class B	1,200,819	1,934,390
Class C	4,614,597	5,828,929
Class R	117,839	110,569
Institutional Class	64,903	52,127
	375,016,938	282,662,348
Cost of shares repurchased:
Class A	(52,627,682)	(72,655,974)
Class B	(7,337,401)	(11,934,293)
Class C	(17,355,173)	(34,751,604)
Class R	(2,335,399)	(307,016)
Institutional Class	(929,583)	(123,737)
	(80,585,238)	(119,772,624)
Increase in net assets derived from capital share transactions	294,431,700	162,889,724
Net Increase in Net Assets	343,351,420	240,990,646

Net Assets:
Beginning of period	752,086,322	511,095,676
End of period (including undistributed net investment
income of $5,171,379 and $3,893,574, respectively)	$1,095,437,742	$ 752,086,322

See accompanying notes

14

Financial highlights

Delaware Dividend Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	5/31/07[1]	11/30/06	11/30/05	11/30/04	11/30/03	11/30/02
	(Unaudited)
Net asset value, beginning of period	$ 12.590	$ 11.140	$11.050	$10.210	$ 9.030	$ 9.230

Income (loss) from investment operations:
Net investment income[2]	0.221	0.422	0.450	0.345	0.450	0.429
Net realized and unrealized gain (loss) on investments	0.724	1.551	0.081	0.891	1.213	(0.196)
Total from investment operations	0.945	1.973	0.531	1.236	1.663	0.233

Less dividends and distributions from:
Net investment income	(0.214)	(0.457)	(0.360)	(0.362)	(0.483)	(0.433)
Net realized gain on investments	(0.061)	(0.066)	(0.081)	(0.034)	—	—
Total dividends and distributions	(0.275)	(0.523)	(0.441)	(0.396)	(0.483)	(0.433)

Net asset value, end of period	$ 13.260	$ 12.590	$11.140	$11.050	$10.210	$ 9.030

Total return[3]	7.63%	18.34%	4.89%	12.38%	19.45%	2.58%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$557,763	$398,124	$285,159	$105,253	$5,821	$1
Ratio of expenses to average net assets	1.00%	1.01%	1.00%	1.00%	0.79%	0.75%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.15%	1.23%	1.27%	1.32%	2.05%	1.30%
Ratio of net investment income to average net assets	3.44%	3.64%	4.05%	3.26%	4.69%	4.71%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	3.29%	3.42%	3.78%	2.94%	3.43%	4.16%
Portfolio turnover	42%	51%	85%	95%	212%	188%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     15

Financial highlights

Delaware Dividend Income Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months				10/1/03[2]
	Ended	Year Ended			to
	5/31/07[1]	11/30/06	11/30/05	11/30/04	11/30/03
	(Unaudited)
Net asset value, beginning of period	$12.580	$11.130	$11.040	$10.200	$ 9.950

Income from investment operations:
Net investment income[3]	0.173	0.335	0.367	0.267	0.051
Net realized and unrealized gain on investments	0.725	1.552	0.079	0.889	0.199
Total from investment operations	0.898	1.887	0.446	1.156	0.250

Less dividends and distributions from:
Net investment income	(0.167)	(0.371)	(0.275)	(0.282)	—
Net realized gain on investments	(0.061)	(0.066)	(0.081)	(0.034)	—
Total dividends and distributions	(0.228)	(0.437)	(0.356)	(0.316)	—

Net asset value, end of period	$13.250	$12.580	$11.130	$11.040	$10.200

Total return[4]	7.24%	17.46%	4.09%	11.54%	2.51%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$94,018	$77,757	$57,904	$32,165	$2,125
Ratio of expenses to average net assets	1.75%	1.76%	1.75%	1.75%	1.75%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.85%	1.93%	1.97%	2.02%	4.10%
Ratio of net investment income to average net assets	2.69%	2.89%	3.30%	2.51%	3.65%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	2.59%	2.72%	3.08%	2.25%	1.30%
Portfolio turnover	42%	51%	85%	95%	212%	[5]

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.
[5] Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

16

Delaware Dividend Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months				10/1/03[2]
	Ended	Year Ended			to
	5/31/07[1]	11/30/06	11/30/05	11/30/04	11/30/03
	(Unaudited)
Net asset value, beginning of period	$12.580	$11.130	$11.040	$10.200	$ 9.950

Income from investment operations:
Net investment income[3]	0.173	0.335	0.367	0.267	0.051
Net realized and unrealized gain on investments	0.735	1.552	0.079	0.889	0.199
Total from investment operations	0.908	1.887	0.446	1.156	0.250

Less dividends and distributions from:
Net investment income	(0.167)	(0.371)	(0.275)	(0.282)	—
Net realized gain on investments	(0.061)	(0.066)	(0.081)	(0.034)	—
Total dividends and distributions	(0.228)	(0.437)	(0.356)	(0.316)	—

Net asset value, end of period	$13.260	$12.580	$11.130	$11.040	$10.200

Total return[4]	7.32%	17.46%	4.09%	11.53%	2.51%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$432,963	$269,274	$165,663	$82,083	$4,341
Ratio of expenses to average net assets	1.75%	1.76%	1.75%	1.75%	1.75%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.85%	1.93%	1.97%	2.02%	4.10%
Ratio of net investment income to average net assets	2.69%	2.89%	3.30%	2.52%	3.65%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	2.59%	2.72%	3.08%	2.25%	1.30%
Portfolio turnover	42%	51%	85%	95%	212%	[5]

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

[5] Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

(continues)     17

Financial highlights

Delaware Dividend Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months				10/1/03[2]
	Ended	Year Ended			to
	5/31/07[1]	11/30/06	11/30/05	11/30/04	11/30/03
	(Unaudited)
Net asset value, beginning of period	$12.580	$11.130	$11.040	$10.220	$ 9.950

Income from investment operations:
Net investment income[3]	0.206	0.394	0.416	0.308	0.056
Net realized and unrealized gain on investments	0.724	1.551	0.078	0.879	0.214
Total from investment operations	0.930	1.945	0.494	1.187	0.270

Less dividends and distributions from:
Net investment income	(0.199)	(0.429)	(0.323)	(0.333)	—
Net realized gain on investments	(0.061)	(0.066)	(0.081)	(0.034)	—
Total dividends and distributions	(0.260)	(0.495)	(0.404)	(0.367)	—

Net asset value, end of period	$13.250	$12.580	$11.130	$11.040	$10.220

Total return[4]	7.51%	18.06%	4.55%	11.86%	2.71%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,545	$4,275	$1,429	$373	$3
Ratio of expenses to average net assets	1.25%	1.26%	1.30%	1.35%	1.35%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.45%	1.53%	1.57%	1.62%	3.70%
Ratio of net investment income to average net assets	3.19%	3.39%	3.75%	2.89%	4.05%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	2.99%	3.12%	3.48%	2.62%	1.70%
Portfolio turnover	42%	51%	85%	95%	212%	[5]

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

[5] Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

Delaware Dividend Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	5/31/07[1]	11/30/06	11/30/05	11/30/04	11/30/03	11/30/02
	(Unaudited)
Net asset value, beginning of period	$12.600	$11.140	$11.050	$10.220	$ 9.030	$ 9.230

Income (loss) from investment operations:
Net investment income[2]	0.237	0.452	0.477	0.371	0.453	0.429
Net realized and unrealized gain (loss) on investments	0.725	1.559	0.082	0.882	1.220	(0.196)
Total from investment operations	0.962	2.011	0.559	1.253	1.673	0.233

Less dividends and distributions from:
Net investment income	(0.231)	(0.485)	(0.388)	(0.389)	(0.483)	(0.433)
Net realized gain on investments	(0.061)	(0.066)	(0.081)	(0.034)	—	—
Total dividends and distributions	(0.292)	(0.551)	(0.469)	(0.423)	(0.483)	(0.433)

Net asset value, end of period	$13.270	$12.600	$11.140	$11.050	$10.220	$ 9.030

Total return[3]	7.77%	18.72%	5.16%	12.55%	19.56%	2.58%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,149	$2,656	$941	$102	$3,879	$3,233
Ratio of expenses to average net assets	0.75%	0.76%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	0.85%	0.93%	0.97%	1.02%	1.75%	1.00%
Ratio of net investment income to average net assets	3.69%	3.89%	4.30%	3.49%	4.73%	4.71%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	3.59%	3.72%	4.08%	3.22%	3.73%	4.46%
Portfolio turnover	42%	51%	85%	95%	212%	188%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Notes to financial statements

Delaware Dividend Income Fund

May 31, 2007 (Unaudited)

Delaware Group Equity Funds V (the “Trust”) is organized as a Delaware statutory trust and offers three series: Delaware Dividend Income Fund, Delaware Small Cap Core Fund and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Dividend Income Fund (the “Fund”). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares are sold with a CDSC that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. Effective at the close of business on May 31, 2007, the Fund no longer accepts new purchases of Class B shares other than dividend reinvestments and certain permitted exchanges.

The investment objective of the Fund is to seek to provide high current income and an investment that has the potential for capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting.

Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on May 31, 2008. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade

1. Significant Accounting Policies (continued)

date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gains on investments, if any, annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $7,657 for the six months ended May 31, 2007. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual Fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings and liquidations [collectively, non-routine expenses]) do not exceed 0.75% of average daily net assets through March 31, 2008.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of such Fund’s average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit distribution and service fees through March 31, 2008 in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

At May 31, 2007, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$469,943
Dividend disbursing, transfer agent, accounting
and administration fees and other expenses
payable to DSC	158,443
Distribution fee payable to DDLP	552,911
Other expenses payable to DMC and affiliates*	63,384

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2007, the Fund was charged $22,036 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended May 31, 2007, DDLP earned $390,624 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2007, DDLP received gross CDSC commissions of $243, $61,050 and $13,665 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2007, the Fund made purchases of $436,845,448 and sales of $181,340,880 of investment securities other than short-term investments.

At May 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2007, the cost of investments was $961,223,708. At May 31, 2007, the net unrealized appreciation was $121,190,750, of which $129,173,553 related to unrealized appreciation of investments and $7,982,803 related to unrealized depreciation of investments.

(continues)     21

Notes to financial statements

Delaware Dividend Income Fund

4. Dividends and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2007 and the year ended November 30, 2006 was as follows:

	Six Months	Year
	Ended	Ended
	5/31/07*	11/30/06
Ordinary income	$12,797,485	$21,284,131
Long-term capital gain	3,695,458	2,348,158
Total	$16,492,943	$23,632,289

*Tax information for the period ended May 31, 2007 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2007, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$ 975,303,227
Undistributed ordinary income	5,990,935
Realized gains 12/1/06 – 5/31/07	7,938,502
Capital loss carryforwards as of 11/30/06*	(14,985,672)
Unrealized appreciation of investments	121,190,750
Net assets	$1,095,437,742

*The amount of this loss which can be utilized in subsequent years is subject to an annual limitation in accordance with the Internal Revenue Code due to the Fund merger with Lincoln Convertible Securities Fund in 2005.

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of market discount and premium on debt instruments and contingent payment debt instruments.

The undistributed earnings for the Delaware Dividend Income Fund are estimated pending final notification of the tax character of distributions received from investments in Real Estate Investment Trusts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions and market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended May 31, 2007, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$(45,253)
Accumulated net realized gain (loss)	45,253

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at November 30, 2006 will expire as follows: $6,921,228 expires in 2009 and $8,064,444 expires in 2010. The use of these losses are subject to an annual limitation in accordance with the Internal Revenue Code.

For the six months ended May 31, 2007, the Fund had capital gains of $7,938,502 which may reduce the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	5/31/07	11/30/06
Shares sold:
Class A	13,948,650	11,418,053
Class B	1,390,111	1,845,212
Class C	12,242,590	9,016,333
Class R	247,942	228,242
Institutional Class	244,744	132,589

Shares issued upon reinvestment of
dividends and distributions:
Class A	565,980	909,798
Class B	95,115	171,290
Class C	365,248	515,139
Class R	9,334	9,703
Institutional Class	5,131	4,596
	29,114,845	24,250,955
Shares repurchased:
Class A	(4,082,405)	(6,305,076)
Class B	(572,139)	(1,038,106)
Class C	(1,345,690)	(3,013,453)
Class R	(178,706)	(26,556)
Institutional Class	(72,632)	(10,828)
	(6,251,572)	(10,394,019)
Net increase	22,863,273	13,856,936

For the six months ended May 31, 2007 and the year ended November 30, 2006, 105,705 Class B shares were converted to 105,538 Class A shares valued at $1,343,899 and 136,491 Class B shares were converted to 136,372 Class A shares valued at $1,573,078, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (the “Participants”), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of May 31, 2007, or at any time during the period then ended.

8. Credit and Market Risk

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BBB or lower by Standard & Poor’s Ratings Group and/or Baa or lower by Moody’s Investor Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended May 31, 2007. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (the “Act”), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. At May 31, 2007, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the Statement of Net Assets.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Termination of New Purchases of Class B Shares

As of the close of business on May 31, 2007, each Fund in the Delaware Investments® Family of Funds no longer accepts new or subsequent investments in Class B shares of the funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund’s shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the CDSC schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because a Fund’s or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/ or reduction of such sales charges and fees. A Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

Other Fund information

Delaware Dividend Income Fund

Board Consideration of Delaware Dividend Income Fund Investment Advisory Agreement

At a meeting held on May 16-17, 2007 (the “Annual Meeting”), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Dividend Income Fund (the “Fund”). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the level of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Meeting, the Board separately received and reviewed in mid-January 2007 independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Board requested and received certain information regarding management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to fully invest in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with independent counsel. While attention was given to all information furnished, the following discusses under separate headings the primary factors taken into account by the Board in its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board Meetings covering matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board noted that it was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s commitment to maintain a high level of service and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. During 2006 management conducted extensive research into alternatives that could further improve the quality and cost of delivering investment accounting services to the Fund. The Board noted the extent of benefits provided to Fund shareholders for being part of the Delaware Investments Family of Funds, including the privilege to exchange fund investments between the same class of shares without a sales charge, the ability to reinvest Fund dividends into other funds and the privilege to combine holdings in other funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Fund. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% — the second quartile; the next 25% — the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five-, and ten-year periods ended December 31, 2006. The Board also considered comparative annualized performance for the Fund for the same periods ended October 31, 2006. The performance comparison presented below is based upon the December 31, 2006 information. The Board noted its objective that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional mixed asset target allocation funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three-, five-, and ten-year periods was in the first quartile of its Performance Universe. The Board was pleased with Management’s efforts to increase portfolio management depth, noting particularly the recent hire of a new head of the equity department. The Board commended performance.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments® Family of Funds as of October 31, 2006. Management provided the Board with information on pricing levels and fee structures for the Fund. The Board focused particularly on the comparative analysis of the effective management fees and total expense ratios of the Fund and the effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and compared total expenses including 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Fund’s total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fees and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure, approved by the Board and shareholders and again reviewed by the Board this year, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. This results in a lower advisory fee than would otherwise be the case on all assets when those asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. The Board also noted that the Fund’s assets exceeded the first breakpoint level. The Board believed that, given the extent to which economics of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Fund and its shareholders.

About the organization

This semiannual report is for the information of Delaware Dividend Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Dividend Income Fund and the Delaware Investments® Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O’Connor
Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund’s Web site at http://www.delawareinvestments.com; and (iii) on the Commission’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

Get shareholder reports and prospectuses online instead of in the mail.

> Visit www.delawareinvestments.com/edelivery

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Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.

(1944)	Printed in the USA
SA-129 [5/07] CGI 7/07	MF-07-06-114 PO12004

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group Equity Funds V

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 8, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 8, 2007

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 8, 2007